UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5038

                          ----------------------------

                           Clearwater Investment Trust
               (Exact name of registrant as specified in charter)

  2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
               (Address of principal executive offices) (Zip code)

                                 Jay A. Narverud
                            Chief Compliance Officer
                           Fiduciary Counselling, Inc.
                   2000 Wells Fargo Place, 30 East 7th Street
                        Saint Paul, Minnesota 55101-4930
                     (Name and address of agent for service)

                                    Copy to:

                               Timothy Silva, Esq.
                  Wilmer, Cutler, Pickering, Hale and Dorr, LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                    (Name and address for agent for service)

               Registrant's telephone number, including area code:
                                  651-228-0935

                   Date of fiscal year end: December 31, 2007

                     Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           CLEARWATER INVESTMENT TRUST

                                SEMIANNUAL REPORT

                                   (unaudited)

                                  June 30, 2007

                        ---------------------------------
                           CLEARWATER INVESTMENT TRUST
                        ---------------------------------

                                  August, 2007

TO: Our Unit Holders

On June 30, 2007, the net asset value of the Clearwater Growth Fund was $31.58 per unit. The Fund increased by 7.2% on a total return basis for the first half of 2007 while its comparative benchmark, the Russell 1000 index, increased by 7.2%. For the second quarter, the Fund increased 6.0%, equaling the Russell 1000 index increase of 5.9%.

On June 30, 2007, the net asset value of the Clearwater Small Cap Fund was $20.75 per unit. The Fund increased by 10.9% on a total return basis for the first half of 2007, while its comparative benchmark, the Russell 2000 index, increased by 6.5%. For the second quarter the Fund increased 8.0% while the Russell 2000 index increased 4.4%.

On June 30, 2007, the net asset value of the Clearwater Tax Exempt Bond Fund was $9.93 per unit. The Fund increased 1.1% on a total return basis for the first half of 2007 with a second quarter return on 0.1%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 0.6% for first half of 2007 with a -0.3% decrease in the second quarter.

Parametric Portfolio Associates, the sub-advisor for the Clearwater Growth Fund, made the following comments:

The Federal Reserve kept interest rates unchanged for the seventh and eighth Federal Open Market Committee meetings in a row during the second quarter, citing inflation risks. Investors seemed unfazed by waning prospects for lower borrowing costs, and drove the US equity market to one of its best quarters in the last 2 1/2 years, the S&P 500 Index up 6.3% for the second quarter.

Energy was the best performing sector last quarter, up 14.9%, as crude oil rose to a 10-month high at the end of June and gasoline reached a record high in late May. The cyclical technology and industrial sectors also performed well, both up over 10% for the quarter. Utilities were the worst performing sector for the second quarter, down -0.5%. Size was not much of a factor in driving returns last quarter, as mid-cap and small-cap stocks performed similarly to large-cap stocks (S&P MidCap 400 Index, +5.8%; S&P SmallCap 600 Index, +5.2%). There was also little difference between value and growth styles among large cap stocks (S&P 500/Citigroup Value Index, +6.0%; S&P 500/Citigroup Growth Index, +6.6%).

Record mergers and acquisitions activity likely fueled much of the stock market rise in the second quarter. Even so, the recent record prices for US equities is supported by gains in corporate profits, with companies in the S&P 500 trading at 17 times their earnings, close to the long term average. However, the Federal Reserve has now kept interest rates unchanged for 12 straight months, stressing that inflation continues to be the biggest risk to the US economy.

*** Note: Recently, the Clearwater Growth Fund portfolio manager, Debjani Chaduri resigned and left Parametric. A new portfolio manager, Brooke Beresh, has been selected by Parametric to take over her duties.

Clearwater Investment Trust
August, 2007
Page 2


This change is a function of normal turnover and does not appear to be of concern to the shareholders of the Growth Fund. We will be meeting with the new portfolio manager in the near future.

                                      PWP

Kennedy Capital Management, a sub-advisor for the Small Cap Fund, made the following comments:

Performance

The Russell 2000(R) Index had a return of 6.5% during the first six months of 2007, modestly lagging the S&P 500 return of 6.9%. After almost eight years of small cap dominance, small caps performed roughly in line with the S&P 500 during the first half of the year - both experienced weakness in February and June.

Generally, the first two quarters of 2007 were a favorable environment for small caps, with the Russell 2000(R) Index advancing in four out of six months. The only meaningful weakness in performance for small cap stocks occurred during a retreat of 1.5% in June for the benchmark after strong May performance of 4.1%.

Growth names clearly dominated the landscape for the first six months, with the Russell 2000(R) Growth Index posting a return of 9.3% over this interval, compared to the Russell 2000(R) Value Index at 3.8%. The growth benchmark outpaced the value index in five of the first six months of 2007.

Year-to-date through June 30, the Clearwater Small Cap Fund outperformed the benchmark, with a return of 10.9% compared to 6.5% for the Russell 2000(R). The Clearwater Small Cap Fund posted a return of 8.0% in the second quarter of 2007 compared to the benchmark at 4.4%.

Sector Weightings

The largest changes in sector weightings over the first six months of 2007 included increases in Consumer Discretionary, Producer Durables and Technology accompanied by a fairly significant decrease in exposure to the Materials & Processing sector. During the first half of 2007, significant overweights relative to our benchmark included Autos and Transportation (7.5% vs. the benchmark at 3.9%), Materials and Processing (13.1% vs. 9.6%) and Producer Durables (10.5% vs. 7.7%). Underweighted sectors included Financials (16.1% vs. 23.1%) and Consumer Discretionary (14.7% vs. 19.8%).

Performance Attribution

Overall, the impact of sector weightings in your portfolio during the first half of 2007 accounted for about a third of the excess return relative to the Russell 2000(R), adding roughly 170 basis points. Stock selection was the major driver of added value during this period, delivering approximately 330 basis points of excess return relative to the benchmark. Stock picks in Materials & Processing, Producer Durables and Financials were particularly beneficial to overall results during this interval.

Clearwater Investment Trust
August, 2007
Page 3


Portfolio Characteristics

We maintained a moderate rate of turnover in your portfolio. Four of the Top 10 holdings at year-end 2006 were also major positions in your account at mid-year. We continue to concentrate our attention on uncovering those companies that are most uniquely positioned for future capital appreciation potential. As always, our process begins with screening and analyzing those segments of our investment universe that are most overlooked and undervalued. Of course every year presents its new set of macro- and micro-oriented challenges. We believe, however, that our fundamentally-based research process will continue to be the key to not only weathering these challenges but also discovering many exciting investment opportunities.

Keeley Capital Management, a sub-advisor for the Small Cap Fund, made the following comments:

Market Overview

U.S. equity markets marched higher during much of the second quarter driven by strong earnings reports and a number of corporate buyouts. Notable strength was seen in energy, metals and the manufacturing sectors while many consumer sectors were weak. In June the equity market took a break from these steady advances as inflation concerns and higher long-term interest rates took a toll.

Overall the economic picture is somewhat mixed, but generally positive. For instance, industrial production and factory use levels are up, while the retail sector appears to be slowing. Housing is the big area of concern in the economy as both sales of existing homes and new home permits continue to signal that this sector is not yet rebounding. These uneven economic statistics point to GDP growth of little more than 2%. As a result, The Federal Reserve seems content to take a "wait and see" attitude as evidenced by nine straight meetings where the Fed has opted to leave rates unchanged.

Sector Weightings

Since inception of the portfolio, we have favored and over-weighted the industrial and energy sectors of the market while underweighting financial services. These sector weightings have made a positive contribution to investment results and have been a key factor in the excess return that we have generated for the portfolio over this period of time. For instance, during the second quarter alone, holdings in the industrial sector such as Joy Global (+36%) and McDermott International (+69%) made a significant contribution to investment results while holdings in the energy sector such as Willbros Group (+31%) and Tesco Corp (+19%) also made notable gains. During the quarter, the portfolio also benefited from a premium priced takeover. On May 18th, TierOne Corp agreed to be acquired at a 36% premium to its prior market price by Capital Source Corp. TierOne is a Nebraska based former mutual S&L which converted at $10 (or 80% of book value) 4 1/2 years ago. Like hundreds of similar conversions, TierOne agreed to be acquired by a larger institution at 2x book value, or 340% above the 2002 IPO price. This is one of the primary appeals of investing in a former mutual savings bank--a likely takeover by a larger institution.

Clearwater Investment Trust
August, 2007
Page 4


Performance

For the quarter, the Clearwater Small Cap Fund portfolio had a gross gain of +9.3% versus a gain of +2.3% for the Russell 2000 Value Index. Year-to-date through June 30, 2007, the Clearwater Small Cap Fund had a gross gain of 11.6% versus a gain of +3.8% for the Russell 2000 Value Index.

Outlook

Within this environment, we remain committed to our value driven strategy which buys stocks of relatively unknown (spin-offs) and out of favor (below book value) companies. This lack of Wall Street coverage and sponsorship allows us to buy stock at a discount to our assessment of fair market value.

Sit Fixed Income Advisors II, LLC, the sub-advisor for the Tax-Exempt Bond Fund, made the following comments:

The fixed income markets delivered relatively weak performance in the first half of 2007, with returns for both taxable and tax-exempt indices generally less than 1 percent. Despite no action from the Fed (the federal funds rate has remained unchanged at 5.3% since June of 2006), long-term U.S. Treasury yields rose approximately 30 basis points in the first half of 2007. Tax-exempt yields rose approximately 20 basis points over the same period. The U. S. Treasury and municipal yield curves steepened considerably during the first half of the year. Heavy issuance in the mortgage, corporate, and municipal markets continued, and while demand was strong in the first quarter, it had difficulty absorbing the supply in the second quarter. While the timing and direction of the Fed's next move remains uncertain, many in the market now believe that the Fed is at the end of its tightening cycle. Moderating but acceptable growth in the domestic economy accompanied by a still troublesome but improving federal budget deficit, with worrisome but apparently contained inflation despite high oil prices supports this expectation. However, any evidence of stronger growth or worsening inflation could be met with further short-term interest rate hikes. We expect the Fed to remain on hold during the second half of 2007, with possibly some modest easing in the first half of next year.

The trend of revenue bonds outperforming general obligation bonds moderated in 2007, with performance becoming about even, but lower quality issues continued to outperform those of higher credit quality, as investors continued to seek yield aggressively. We expect revenue bonds to continue to be decent performers in the second half of 2007. General obligation bond performance, helped as investors focus more on upgrading credit quality, should continue to improve on a relative basis, however, as many cities, counties and states, have, with the help of solid economic growth, adequately addressed their most urgent budget problems. Potential problems funding retirement pension and healthcare obligations remain, however. The Fund`s performance, with its heavy emphasis on revenue bonds, was strong on an absolute basis due to the high current income it produces, and much stronger than that of its benchmark, primarily due to its use of non-rated revenue bonds, whose spreads tightened considerably with the continued strong demand for yield in the municipal market. Non-rated and rated revenue bonds significantly enhance total return performance in periods of stable or rising interest rates.

Clearwater Investment Trust
August, 2007
Page 5


The economy has now produced twenty-three consecutive quarters of solid growth, although the first quarter of 2007 was a bit weak. We expect growth to moderate in the second half of 2007 in the 2.5% range. With the Fed on hold, interest rates are likely to remain in a fairly narrow trading range, although July saw some fairly significant swings due to a flight to quality caused by subprime mortgage default concerns. The Treasury yield curve should steepen a little further, with the municipal curve somewhat steeper as well. Given our expectation that the Fed is done with its tightening, we lengthened the Fund's average life duration, a measure of the Fund's sensitivity to changes in interest rates, from 3.9 to 4.5 years during the first half of the year, accompanied by a 40 basis point increase in yield. For comparison, the Fund's benchmark, the Lehman 5-Year Index, had duration of 4.2 years at June 30, 2007. The Fund's slightly longer duration and its use of non-rated bonds have positioned it neutrally for the fairly stable interest rate environment that we expect in the second half of 2007. We expect to maintain duration near the current level for the remainder of the year. The Fund's strong yield should continue to produce high tax-exempt income for its shareholders in the current and expected market environment. Investment of new cash flows will be focused on maturities in the 3-20 year range.

Clearwater Investment Trust                 Clearwater Management Company
---------------------------                 -----------------------------
G. H. Weyerhaeuser, Jr.,                    P. W. Pascoe, Chairman and Treasurer
    Chairman and Treasurer                  W. T. Weyerhaeuser, V. P. and Secretary
F. T. Weyerhaeuser, V. P. and Secretary     S. B. Carr, Jr.
L. R. Jones                                 W. J. Driscoll
C. W. Rasmussen                             E. D. Hlavka
L. E. Rasmussen                             C. W. Morley
                                            F. W. Piasecki
                                            D. C. Titcomb

Shareholder Expense Example

As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2006 to June 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During the Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

                                     ---------------------------------------------------------------------------
                                                                                          Expenses Paid During
                                       Beginning Account            Ending Account             the Period*
                                             Value                       Value              December 31, 2006
Actual                                 December 31, 2006            June 30, 2007          thru June 30, 2007
----------------------------------------------------------------------------------------------------------------
Growth Fund                                $1,000.00                  $1,071.60                   $1.49
----------------------------------------------------------------------------------------------------------------
Small Cap Fund                             $1,000.00                  $1,109.00                   $5.15
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                       $1,000.00                  $1,010.80                   $1.94
----------------------------------------------------------------------------------------------------------------

Hypothetical (5% return
before expenses)
----------------------------------------------------------------------------------------------------------------
Growth Fund                                $1,000.00                  $1,024.79                   $1.46
----------------------------------------------------------------------------------------------------------------
Small Cap Fund                             $1,000.00                  $1,024.79                   $4.95
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund                       $1,000.00                  $1,024.79                   $1.96
----------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

         Growth Fund                0.29%
         Small Cap Fund             0.99%
         Tax-Exempt Bond Fund       0.39%

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to:
Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101
Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC's Internet site at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The funds have established Proxy Voting Policies and Procedure ("Policies") that the funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

                           CLEARWATER INVESTMENT TRUST

                       Statement of Assets and Liabilities

                            June 30, 2007 (unaudited)

                                                          Growth             Small Cap          Tax-Exempt
                        Assets                             Fund                Fund             Bond Fund
                                                       -------------       ------------       ------------
Investments in securities, at market value
    (identified cost: $187,270,469 Growth Fund;
    $249,174,425 Small Cap Fund; $325,706,673
    Tax-Exempt Bond Fund)                              $ 331,673,435        285,254,557        322,142,615
Receivable for securities sold                                    --          2,369,806                  0
Receivable for Shares of Beneficial Interest Sold                 --                 --             19,000
Accrued dividend and interest receivable, less
    the allowance for uncollectible interest
    of $215,108 (Tax-Exempt Bond Fund)                       353,876            189,466          4,287,566
                                                       -------------       ------------       ------------
                Total assets                             332,027,311        287,813,829        326,449,181
                                                       -------------       ------------       ------------
                     Liabilities
Payables for investment securities purchased                      --          4,747,768         11,586,974
Payables for fund shares redeemed                            225,000             10,000            439,203
Dividend Distribution Payable                                     --                 --             38,009
Accrued investment advisory fee                              224,741            654,221            279,306
                                                       -------------       ------------       ------------
                Total liabilities                            449,741          5,411,989         12,343,492
                                                       -------------       ------------       ------------
                Net assets                             $ 331,577,570        282,401,840        314,105,689
                                                       =============       ============       ============
                       Capital
Capital stock and additional paid-in capital
    (authorized unlimited number of shares at no
    par value for each Fund: outstanding
    10,498,938; 13,609,909; and 31,643,812
    shares, respectively)                              $ 190,233,254        216,735,650        318,201,841
Undistributed net investment income (loss)                 2,435,770           (296,996)                --
Accumulated net realized gain (loss)                      (5,494,420)        29,883,055           (532,094)
Unrealized appreciation (depreciation)
    of investments                                       144,402,966         36,080,131         (3,564,058)
                                                       -------------       ------------       ------------
                Net assets                             $ 331,577,570        282,401,840        314,105,689
                                                       =============       ============       ============
Net asset value per share of outstanding
    capital stock                                      $       31.58              20.75               9.93
                                                       =============       ============       ============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                             Statement of Operations

               for the six months ended June 30, 2007 (unaudited)

                                                                     Growth             Small Cap           Tax-Exempt
                                                                      Fund                 Fund             Bond Fund
                                                                  -------------       -------------       -------------
Investment income:
    Income:
       Dividends (net of foreign taxes withheld
          of $830, $233, and $0, respectively)                    $   2,799,545             781,869             179,408
       Interest                                                          44,568             224,661           7,477,622
                                                                  -------------       -------------       -------------
                Total income                                          2,844,113           1,006,530           7,657,030
    Expenses:
       Investment advisory fee                                          698,880           1,787,533             892,612
       Voluntary fee reduction                                         (249,190)           (484,007)           (313,230)
                                                                  -------------       -------------       -------------
                Total expenses                                          449,690           1,303,526             579,382
                                                                  -------------       -------------       -------------
                Net investment income (loss)                          2,394,423            (296,996)          7,077,648
                                                                  -------------       -------------       -------------
Realized and unrealized gain (loss) on investments:
    Net realized gain (loss) on security transactions                   911,775          29,166,328             (23,740)
    Unrealized appreciation (depreciation) during the period         18,230,026          (1,039,882)         (3,982,636)
                                                                  -------------       -------------       -------------
                Net gain (loss) on investments                       19,141,801          28,126,446          (4,006,376)
                                                                  -------------       -------------       -------------
                Net increase (decrease) in net
                  assets from operations                          $  21,536,224          27,829,450           3,071,272
                                                                  =============       =============       =============

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets

               for the six months ended June 30, 2007 (unaudited)

                      and the year ended December 31, 2006

                                                            Growth Fund              Small Cap Fund          Tax-Exempt Bond Fund
                                                   --------------------------  ----------------------------------------------------
                                                    6/30/2007     12/31/2006    6/30/2007    12/31/2006     6/30/2007    12/31/2006
                                                   -------------------------------------------------------------------  -----------
Operations:
  Net investment income (loss)                     $  2,394,423     3,974,349     (296,996)     (567,264)    7,077,648   12,229,199
  Net realized gain (loss) on investments               911,775       128,596   29,166,328    31,989,191       (23,740)     488,196
  Unrealized appreciation (depreciation)
     during the period                               18,230,026    32,244,344   (1,039,882)    7,228,498    (3,982,636)   1,130,276
                                                   ------------   -----------  -----------  ------------  ------------  -----------
        Net increase (decrease) in  net assets
           from operations                           21,536,224    36,347,289   27,829,450    38,650,425     3,071,272   13,847,671
                                                   ------------   -----------  -----------  ------------  ------------  -----------
Distributions to shareholders from:
  Net investment income                                      --    (3,964,912)          --            --    (7,107,005) (12,199,842)
  Net realized gain on investments                           --            --           --   (30,987,135)           --           --
                                                   ------------   -----------  -----------  ------------  ------------  -----------
        Total distributions to shareholders                  --    (3,964,912)          --   (30,987,135)   (7,107,005) (12,199,842)
                                                   ------------   -----------  -----------  ------------  ------------  -----------
Capital share transactions:
  Proceeds from shares sold                          19,761,900    34,417,700   10,084,900     8,934,890    34,824,800   60,572,020
  Reinvestment of distributions from net
     investment income and gain                              --     7,180,987           --    62,677,722     7,068,996   12,199,842
  Payments for shares redeemed                       (1,233,527)  (11,838,840)  (9,358,590)  (28,780,546)   (7,497,152) (16,150,633)
                                                   ------------   -----------  -----------  ------------  ------------  -----------
  Increase (decrease) in net assets from capital
     shares transactions                             18,528,373    29,759,847      726,310    42,832,066    34,396,644   56,621,229
                                                   ------------   -----------  -----------  ------------  ------------  -----------
        Total increase (decrease) in net assets      40,064,597    62,142,224   28,555,760    50,495,356    30,360,911   58,269,058
Net assets:
  At the beginning of the period                    291,512,973   229,370,749  253,846,080   203,350,724   283,744,778  225,475,720
                                                   ------------   -----------  -----------  ------------  ------------  -----------
  At the end of the period                         $331,577,570   291,512,973  282,401,840   253,846,080   314,105,689  283,744,778
                                                   ============   ===========  ===========  ============  ============  ===========
  Undistributed net investment income (loss)       $  2,435,770        41,347     (296,996)           --            --       29,357
                                                   ============   ===========  ===========  ============  ============  ===========

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

(1)   Organization

      Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, and Clearwater Tax-Exempt Bond Fund (the Funds). The Trust's declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

      The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund's policy to minimize realization of taxable gains.

      The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

      The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the Funds are as follows:

      (a)   Investments in Securities

            Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) or where market quotations are determined to be unreliable will be valued as determined in good faith by the board of trustees,

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

            although the actual computations may be made by persons acting pursuant to the direction of the board.

            Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

      (b)   Federal Taxes

            The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

            Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                                                     Long-Term
                                              Tax-Exempt               Ordinary Income              Capital Gain
                                     -------------------------     -----------------------     ------------------------
                                         2006           2005          2006         2005           2006           2005
                                         ----           ----          ----         ----           ----           ----
            Growth Fund              $        --            --     3,964,912     3,216,075             --             --
            Small Cap Fund                    --            --     6,076,177     4,659,852     24,910,958     27,030,735
            Tax-Exempt Bond Fund      12,135,102     9,652,012        64,740        81,186             --             --

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

      (c)   Distributions to Shareholders

            Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

      (d)   Use of Estimates

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      (e)   Recent Accounting Pronouncements

            On September 20, 2006, the Financial Accounting Standards Board
            (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Funds' financial statements is being evaluated.

            In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for mutual funds in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. As prescribed by FIN48, the Funds have reviewed tax positions for the years 2004, 2005, and 2006 and has determined no position has met the threshold of benefit recognition.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

(3)   Investment Security Transactions

      Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2007 were as follows:

                                            Purchases          Sales
                                          ------------     -----------
      Clearwater Growth Fund              $ 33,437,738      14,484,754
      Clearwater Small Cap Fund            131,488,337     138,514,981
      Clearwater Tax-Exempt Bond Fund       88,337,314      45,748,085

(4)   Capital Share Transactions

      Transactions in shares of each fund for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

                                                     Growth Fund               Small Cap Fund          Tax-Exempt Bond Fund
                                             -------------------------   -------------------------   -------------------------
                                               June 30,   December 31,    June 30,    December 31,    June 30,    December 31,
                                                 2007         2006          2007          2006          2007          2006
                                             ----------   ------------   ----------   ------------   ----------   ------------
      Sold                                      647,502     1,245,428       511,416       460,215     3,477,422     6,058,892
      Issued for reinvested distributions            --       258,093            --     3,408,010       705,899     1,219,204
      Redeemed                                  (40,280)     (422,969)     (471,408)   (1,537,715)     (750,165)   (1,611,929)
                                             ----------    ----------    ----------    ----------    ----------    ----------
      Increase (decrease)                       607,222     1,080,552        40,008     2,330,510     3,433,156     5,666,167
                                             ==========    ==========    ==========    ==========    ==========    ==========

(5)   Capital Loss Carry-Over

      For federal income tax purposes, the Clearwater Growth Fund and Clearwater Tax Exempt Bond Fund have capital loss carryovers of $6,406,195 and $508,352, respectively, at December 31, 2006, which, if not offset by subsequent capital gains, will expire as follows:

                                                                Tax-Exempt
      Year of expiration:                   Growth Fund         Bond Fund
                                           --------------      -------------
          2010                             $    6,223,125                 --
          2012                                         --                 --
          2013                                    183,070            508,252
                                           --------------      -------------
                 Total                     $    6,406,195            508,252
                                           ==============      =============


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

(6)   Expenses and Related Party Transactions

      The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of 0.45%, 1.35%, and 0.60% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest, and extraordinary expenses. Effective July 1, 2002 CMC voluntarily reduced the fees paid by the funds to 0.39%, 1.33%, and 0.56%, respectively. Effective April 1, 2004 CMC voluntarily reduced the fees paid by the funds to 0.37%, 1.20%, and 0.50%, respectively. Effective April 1, 2005 CMC voluntarily reduced the fees paid by the funds to 0.35%, 1.12%, and 0.47%, respectively. Effective April 1, 2006 CMC voluntarily reduced the fees paid by the funds to 0.30%, 1.00%, and 0.41%, respectively. Effective April 1, 2007 CMC voluntarily reduced the fees paid by the funds to 0.28%, 0.97%, and 0.37%, respectively. These voluntary fee reductions may be rescinded at any time.

      CMC has entered into a sub-advisory contracts with an independent investment advisory firms for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets it manages and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Keeley Asset Management, is equal to an annual rate of 1.00% of the first $2 million in net assets it manages, decreasing to 0.85% on the next $8 million in net assets, and further decreasing to 0.70% of net assets in excess of $10 million.The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit Fixed Income Advisers II, LLC, is equal to an annual rate of 0.40% on the first $20 million in net assets and then decreasing in reduced percentages to 0.20% of net assets in excess of $75 million.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

(7)   Financial Highlights

      Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

                                                                                      Year ended December 31,
                                                        June 30,    -----------------------------------------------------------
            Clearwater Growth Fund                        2007         2006        2005        2004         2003          2002
       -------------------------------------------      --------    --------     --------    --------     --------     --------
       Net asset value, beginning of year               $  29.47       26.03        24.93       22.66        17.70        23.07
                                                        --------    --------     --------    --------     --------     --------
       Income from investment operations:
           Net investment income (loss)                     0.23        0.40         0.37        0.38         0.27         0.23
           Net realized and unrealized gain (loss)          1.88        3.44         1.10        2.24         4.95        (5.37)
                                                        --------    --------     --------    --------     --------     --------
                    Total from investment
                      operations                            2.11        3.84         1.47        2.62         5.22        (5.14)
                                                        --------    --------     --------    --------     --------     --------
       Less distributions:
           Dividends from net investment income               --       (0.40)       (0.37)      (0.35)       (0.26)       (0.23)
           Distributions from net realized gains              --          --           --          --           --           --
                                                        --------    --------     --------    --------     --------     --------
                    Total distributions                       --       (0.40)       (0.37)      (0.35)       (0.26)       (0.23)
                                                        --------    --------     --------    --------     --------     --------
       Net asset value, end of year                     $  31.58       29.47        26.03       24.93        22.66        17.70
                                                        ========    ========     ========    ========     ========     ========
      Total return (a)                                       7.2%       14.8%         5.9%       11.5%        29.5%       (22.3)%

       Net assets, end of year (000s omitted)           $331,578     291,513      229,371     202,580      150,460      103,981

       Ratio of expenses to average net assets (b)          0.14%       0.31%        0.36%       0.37%        0.39%        0.43%

       Ratio of net investment income
           to average net assets (b)                        0.76%       1.56%        1.52%       1.62%        1.40%        1.14%

       Portfolio turnover rate (excluding short-
           term securities)                                 4.68%       5.24%        5.80%       1.52%       13.64%       31.40%

      (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

      (b) Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.23% for the six months ended June 30, 2007 and 0.45% for the years ended December 31, 2006, 2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 0.69%, 1.42%, 1.43%, 1.54%, 1.34%, and 1.12%, respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

                                                                     Year ended December 31,
                                                 June 30,  -------------------------------------------------
         Clearwater Small Cap Fund                 2007      2006       2005      2004      2003      2002
----------------------------------------------  ------------------    -------   -------   -------   --------
Net asset value, beginning of year              $  18.71     18.09      19.14     18.35     13.11      14.61
Income from investment operations:
    Net investment income (loss)                   (0.02)    (0.04)     (0.04)    (0.09)    (0.02)     (0.01)
    Net realized and unrealized gains (losses)      2.06      3.13       1.81      3.92      7.71      (1.49)
                                                ------------------    -------   -------   -------   --------
             Total from investment
               operations                           2.04      3.09       1.77      3.83      7.69      (1.50)
                                                ------------------    -------   -------   -------   --------
Less distributions:
    Distributions from net investment income          --        --         --        --        --         --
    Distributions from net realized gains             --     (2.47)     (2.82)    (3.04)    (2.45)        --
                                                ------------------    -------   -------   -------   --------
             Total distributions                      --     (2.47)     (2.82)    (3.04)    (2.45)        --
                                                ------------------    -------   -------   -------   --------
Net asset value, end of year                    $  20.75     18.71      18.09     19.14     18.35      13.11
                                                ==================    =======   =======   =======   ========
Total return (a)                                    10.9%     17.1%       9.2%     20.9%     58.7%     (10.3)%
Net assets, end of year (000s omitted)          $282,402   253,846    203,351   213,273   138,089     77,492
Ratio of expenses to average net assets (b)         0.49%     1.03%      1.14%     1.24%     1.33%      1.34%
Ratio of net investment income (loss)
    to average net assets (b)                      (0.11)%   (0.23)%    (0.19)%   (0.45)%   (0.12)%    (0.02)%
Portfolio turnover rate (excluding short-
    term securities)                               49.65%    69.57%     73.65%    83.25%   100.82%     81.16%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003 and 2002 the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.68% for the six months ended June 30, 2007 and 1.35% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, and the ratio of net investment income (loss) to average daily net assets would have been (0.29)%, (0.55)%, (0.40)%, (0.56)%, (0.14)%, and (0.03)%
            respectively.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                    Notes to Financial Statements (unaudited)

                                  June 30, 2007

                                                                                 Year ended December 31,
                 Tax- Exempt                    June 30,      ---------------------------------------------------------------
                  Bond Fund                       2007          2006          2005          2004           2003         2002
---------------------------------------------   --------      --------      --------      --------      --------      -------
Net asset value, beginning of year              $  10.06         10.00         10.03         10.12         10.24        10.14
Income from investment operations:
    Net investment income                           0.22          0.43          0.48          0.50          0.53         0.58
    Net realized and unrealized gains              (0.13)         0.06         (0.03)        (0.10)        (0.12)        0.12
                                                --------      --------      --------      --------      --------      -------
             Total from investment
               operations                           0.09          0.49          0.45          0.40          0.41         0.70
                                                --------      --------      --------      --------      --------      -------
Less distributions:
    Distributions from net investment income       (0.22)        (0.43)        (0.48)        (0.49)        (0.53)       (0.58)
    Distributions from net realized gains             --            --            --            --            --        (0.02)
                                                --------      --------      --------      --------      --------      -------
             Total distributions                   (0.22)        (0.43)        (0.48)        (0.49)        (0.53)       (0.60)
                                                --------      --------      --------      --------      --------      -------
Net asset value, end of year                    $   9.93         10.06         10.00         10.03         10.12        10.24
                                                ========      ========      ========      ========      ========      =======
Total return (a)                                     1.1%          5.3%          4.6%          4.1%          4.1%         7.1%
Net assets, end of year (000s omitted)          $314,106       283,745       225,476       188,677       134,481       91,905
Ratio of expenses to average net assets (b)         0.19%         0.42%         0.48%         0.51%         0.56%        0.58%
Ratio of net investment income to average
    net assets (b)                                  2.36%         4.66%         4.77%         4.84%         5.24%        5.69%
Portfolio turnover rate (excluding short-
    term securities)                               15.56%        40.20%        41.39%        35.25%        39.84%       39.79%

(a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(b) Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2007 and the years ended December 31, 2006, 2005, 2004, 2003, and 2002, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the fund incurred these expenses, the ratio of expenses to average daily net assets would have been 0.30% for the six months ended June 30, 2007 and 0.60%, 0.60%, 0.60%, 0.60% for the years ended December 31, 2006,
      2005, 2004, 2003, and 2002, respectively, and the ratio of net investment income to average daily net assets would have been 2.08%, 4.48%, 4.65%, 4.75%, 5.20%, and 5.67%, respectively.

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
Common stocks:

   Consumer discretionary:
         2,300         ABERCROMBIE & FITCH CO                             $      50,218          167,854
         1,809         ACCO BRANDS CORP (b)                                      16,591           41,697
           300         ADVANCE AUTO PARTS                                        10,758           12,159
         6,950         AMAZON COM INC (b)                                       247,060          475,450
        10,950         AMERICAN EAGLE OUTFITTERS INC                            106,990          280,977
           900         AMERICAN GREETINGS CORP                                   13,869           25,497
         1,400         APPLEBEES INTL INC                                        36,640           33,740
         1,500         AQUANTIVE INC (b)                                         95,693           95,700
           600         ARVINMERITOR INC                                          10,494           13,320
         2,392         AUTOLIV                                                  108,823          136,033
         1,600         AUTONATION INC DEL (b)                                    30,080           35,904
         5,100         AUTOZONE INC (b)                                         544,407          696,762
         7,075         BED BATH & BEYOND INC (b)                                262,609          254,629
         1,850         BELO CORP                                                 30,400           38,092
         9,150         BEST BUY CO INC                                          284,656          427,031
         1,400         BIG LOTS INC (b)                                          15,477           41,188
         1,300         BLACK & DECKER CORPORATION                                44,208          114,803
         1,900         BORG WARNER INC                                          107,106          163,476
         2,700         BRINKER INTL INC                                          63,206           79,029
         5,300         BROCADE COMMUNICATIONS SYS INC (b)                        27,300           41,446
         2,525         CABLEVISION SYS CORP                                           0           91,380
         4,168         CARMAX INC (b)                                            50,984          106,284
           330         CAVCO INDS INC DEL (b)                                       815           12,382
        13,289         CBS CORP CLASS B                                         366,122          442,789
           800         CDW CORP                                                  44,354           67,976
         6,600         CENTEX CORP                                               66,427          264,660
         4,575         CHEESECAKE FACTORY (b)                                   122,107          112,179
         8,000         CHICOS FAS INC (b)                                       141,425          194,720
         8,900         CIRCUIT CITY STORES INC                                  104,507          134,212
         3,245         CITADEL BROADCASTING CORP                                 13,152           20,930
         4,575         CLEAR CHANNEL COMMUNICATIONS                             152,744          173,027
         9,200         COACH INC (b)                                            107,172          435,988
        61,517         COMCAST CORP NEW (b)                                   1,188,305        1,729,858
         1,300         COPART INC (b)                                            32,032           39,767
         7,800         COSTCO WHSL CORP NEW                                     237,671          456,456
         2,100         CROCS INC (b)                                             93,125           90,363
         3,200         D R HORTON INC                                            60,432           63,776
         2,800         DARDEN RESTAURANTS INC                                    65,099          123,172
        17,423         DIRECTV GROUP INC (b)                                    258,330          402,646
        42,260         DISNEY WALT CO                                           975,683        1,442,756
         4,800         DOLBY LABORATORIES INC (b)                               104,393          169,968
         1,600         DOLLAR GEN CORP                                           29,734           35,072
           500         DOLLAR TREE STORES INC (b)                                10,674           21,775
           300         DOW JONES & CO INC                                        10,650           17,235
         4,300         EASTMAN KODAK CO                                         100,539          119,669
         4,200         ECHOSTAR COMMUNICATIONS CORP N (b)                       152,597          182,154
         6,220         EXPEDIA INC DEL (b)                                      124,528          182,184
         1,900         FOOT LOCKER INC                                           25,593           41,420
        30,700         FORD MTR CO DEL                                          252,744          289,194
         7,700         FORTUNE BRANDS INC                                       266,191          634,249
         3,800         GAMESTOP CORP NEW (b)                                     15,311          148,580
           100         GANNETT INC                                                5,519            5,495
         9,900         GAP INC                                                  151,942          189,090

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Consumer discretionary (Cont'd):
        12,100         GENERAL MTRS CORP                                  $     281,388          457,380
         9,200         GENTEX CORP                                              131,306          181,148
           681         HANESBRANDS INC (b)                                       15,037           18,407
        14,850         HARLEY DAVIDSON INC                                       87,002          885,209
         2,050         HARMAN INTL INDS INC NEW                                 168,613          239,440
         5,800         HARRAHS ENTMT INC                                        427,395          494,508
        10,450         HEARST ARGYLE TELEVISION INC                             256,253          251,845
         4,700         HERTZ GLOBAL HLDGS INC (b)                                88,290          124,879
         7,203         HILTON HOTELS CORP                                       169,355          241,084
        48,025         HOME DEPOT INC                                           244,498        1,889,784
         2,514         IDEARC INC                                                64,034           88,820
         5,300         INTERNATIONAL GAME TECHNOLOGY                            181,663          210,410
         4,050         JOHNSON CTLS INC                                         215,228          468,869
         6,700         KB HOME                                                  275,037          263,779
        11,550         KOHLS CORP (b)                                            92,211          820,397
           700         LAMAR ADVERTISING CO                                      26,224           43,932
         1,300         LEAR CORP                                                 21,307           46,293
         2,700         LEGGETT & PLATT INC                                       58,884           59,535
         1,800         LENNAR CORP                                               75,671           65,808
           262         LIBERTY GLOBAL INC (b)                                     3,916           10,297
        10,437         LIBERTY MEDIA CORP NEW (b)                               168,746          233,058
         2,631         LIBERTY MEDIA CORP NEW (b)                               156,652          309,616
        10,290         LIMITED BRANDS INC                                       118,493          282,461
           921         LIVE NATION INC (b)                                       11,411           20,612
         1,850         LIZ CLAIBORNE INC                                         62,867           69,005
        31,600         LOWES COS INC                                            670,577          969,804
         9,064         MACYS INC                                                244,139          360,566
        21,500         MARRIOTT INTL INC NEW                                     88,727          929,660
         6,500         MATTEL INC                                               118,061          164,385
        24,100         MCDONALDS CORP                                           577,586        1,223,316
         7,190         MCGRAW HILL COS INC                                      279,243          489,495
         3,300         MOHAWK INDS INC (b)                                      248,413          332,607
           974         MOVE INC (b)                                                   0            4,364
         3,800         NEWELL RUBBERMAID INC                                     86,564          111,834
        43,775         NEWS CORP                                                678,724          928,468
         6,400         NIKE INC                                                 212,954          373,056
         5,000         NORDSTROM INC                                             52,596          255,600
         8,099         OFFICE DEPOT INC (b)                                     189,986          245,400
         3,300         OFFICEMAX INC DEL                                        114,939          129,690
         5,000         OMNICOM GROUP                                            168,958          264,600
         2,500         PENN NATL GAMING INC (b)                                  97,645          150,225
         3,700         PENNEY J C INC                                           142,894          267,806
         1,400         PETSMART INC                                              35,894           45,430
         1,500         POLO RALPH LAUREN CORP                                    31,320          147,165
         2,200         PULTE HOMES INC                                           52,465           49,390
           100         RADIOSHACK CORP                                            1,933            3,314
         3,000         REGAL ENTMT GROUP                                         55,920           65,790
         6,000         ROSS STORES INC                                          148,772          184,800
         2,300         RYLAND GROUP INC                                          91,313           85,951
         1,000         SCHOLASTIC CORP (b)                                       28,560           35,940
         2,200         SCRIPPS E W CO OH                                         94,412          100,518
         1,979         SEARS HLDGS CORP (b)                                     201,984          335,441
         1,100         SHERWIN WILLIAMS CO                                       50,106           73,117
           700         SNAP ON INC                                               17,991           35,357

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Consumer discretionary (Cont'd):
           900         STANLEY WORKS                                      $      27,855           54,630
        12,150         STAPLES INC                                              173,534          288,320
        13,950         STARBUCKS CORP (b)                                       212,771          366,048
         5,010         STARWOOD HOTELS & RESORTS INC                            224,617          336,021
           946         STATION CASINOS INC                                       63,967           82,113
        15,000         TARGET CORP                                              493,687          954,000
         3,000         TIFFANY & CO NEW                                          86,618          159,180
        17,108         TIM HORTONS INC                                          366,842          526,071
        85,800         TIME WARNER INC NEW                                    1,181,330        1,805,232
         8,400         TJX COS INC NEW                                          158,823          231,000
         1,800         TOLL BROS INC (b)                                         42,975           44,964
           973         TRIBUNE CO NEW                                            29,526           28,606
         7,100         TRW AUTOMOTIVE HLDGS CORP (b)                            206,483          261,493
         3,227         URBAN OUTFITTERS INC (b)                                  61,562           77,545
         1,700         V F CORP                                                  87,065          155,686
         5,712         VIACOM INC NEW (b)                                       247,264          237,791
         1,500         VIRGIN MEDIA INC                                          26,690           36,555
        41,446         WAL MART STORES INC                                    1,955,002        1,993,967
         3,500         WARNER MUSIC GROUP CORP                                   54,198           50,575
           100         WASHINGTON POST CO                                        74,901           77,609
        12,633         WENDYS INTL INC                                          323,241          464,263
         3,779         WHIRLPOOL CORP                                           172,356          420,225
         5,800         WILEY JOHN & SON                                         237,533          280,082
         1,000         WILLIAMS SONOMA INC                                       32,379           31,580
         5,989         WYNDHAM WORLDWIDE CORP                                    97,386          217,161
        11,616         YUM BRANDS INC                                           154,802          380,076
         2,400         ZALE CORP NEW (b)                                         39,515           57,144
                                                                          -------------     ------------
                                                                             22,454,559       37,373,788            11.27%
   Consumer staples:
        52,800         ALTRIA GROUP INC                                       1,670,123        3,703,392
        26,442         ANHEUSER BUSCH COS INC                                 1,259,463        1,379,215
        12,100         ARCHER DANIELS MIDLAND CO                                244,496          400,389
         9,362         AVON PRODS INC                                           275,428          344,054
         1,800         BROWN FORMAN CORP                                         67,093          131,544
         6,200         CAMPBELL SOUP CO                                         168,826          240,622
        41,900         COCA COLA CO                                           1,371,132        2,191,789
         5,700         COCA COLA ENTERPRISES INC                                120,731          136,800
        18,590         COLGATE PALMOLIVE CO                                   1,052,590        1,205,562
         8,000         CONAGRA INC                                              182,521          214,880
        35,222         CVS CAREMARK CORP                                        672,197        1,283,842
         2,900         DEAN FOODS CO NEW                                         79,989           92,423
        11,773         DEL MONTE FOODS CO                                       127,926          143,160
         6,200         GENERAL MLS INC                                          277,056          362,204
         2,300         HANSEN NAT CORP (b)                                      101,902           98,854
         5,575         HEINZ H J CO                                             190,266          264,645
         2,200         HERSHEY CO / THE                                         111,290          111,364
         1,300         HORMEL FOODS CORP                                         29,432           48,555
         4,100         KELLOGG CO                                               179,871          212,339
         7,250         KIMBERLY CLARK CORP                                      420,840          484,953
        36,538         KRAFT FOODS INC                                          555,197        1,287,965
        14,400         KROGER CO                                                246,089          405,072
         1,867         LAUDER ESTEE COS INC                                      70,634           84,967
         4,100         LOEWS CORP                                               107,638          316,807
         1,600         MCCORMICK & CO INC                                        55,297           61,088

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Consumer Staples (Cont'd):
         1,200         MOLSON COORS BREWING CO                            $      78,697          110,952
         1,000         NBTY INC (b)                                              21,300           43,200
         2,400         PEPSI BOTTLING GROUP INC                                  52,032           80,832
        36,026         PEPSICO INC                                            1,534,320        2,336,286
        72,439         PROCTER AND GAMBLE CO                                  1,859,225        4,432,542
         9,800         RITE AID CORP (b)                                         39,788           62,524
        13,119         SAFEWAY INC                                              329,213          446,440
         9,850         SARA LEE CORP                                            159,763          171,390
         1,300         SMITHFIELD FOODS INC (b)                                  35,157           40,027
         2,800         SMUCKER J M CO                                           147,000          178,248
         5,255         SUPERVALU INC                                            109,897          243,412
         9,200         SYSCO CORP                                               162,248          303,508
         9,527         TYSON FOODS INC (DEL)                                    111,286          219,502
         2,900         UST INC                                                   80,807          155,759
        27,350         WALGREEN CO                                              324,378        1,190,819
         2,400         WHOLE FOODS MKT INC                                       64,365           91,920
         6,213         WRIGLEY WM JR CO                                         215,561          343,641
                                                                          -------------     ------------
                                                                             14,963,063       25,657,485             7.74%
   Energy:
         6,746         ANADARKO PETE CORP                                       210,009          350,725
         9,134         APACHE CORP                                              389,377          745,243
         5,200         BAKER HUGHES INC                                         281,727          437,476
         6,900         BJ SVCS CO                                               191,184          196,236
         8,588         BP PLC (d)                                               211,116          619,538
         2,500         CHENIERE ENERGY INC (b)                                   88,723           96,975
        16,686         CHESAPEAKE ENERGY CORP                                   404,571          577,336
        45,595         CHEVRON CORP                                           2,179,507        3,840,923
        34,543         CONOCOPHILLIPS                                         1,143,534        2,711,626
         7,923         DEVON ENERGY CORPORATION NEW                             308,781          620,292
         6,300         DRESSER RAND GROUP INC (b)                               220,910          248,850
        13,900         EL PASO CORP                                             103,337          239,497
         4,554         ENSCO INTL INC                                           193,114          277,840
         8,500         EOG RESOURCES INC                                         80,824          621,010
       124,733         EXXON MOBIL CORP                                       5,587,880       10,462,604
         9,500         GLOBAL INDUSTRIES INC (b)                                242,393          254,790
         2,421         GRANT PRIDECO INC (b)                                    103,909          130,322
        20,158         HALLIBURTON CO                                           464,616          695,451
         5,800         HELIX ENERGY SOLUTIONS GROUP (b)                         237,945          231,478
         6,200         HELMERICH AND PAYNE INC                                   82,265          219,604
        13,786         MARATHON OIL CORP                                        401,110          826,609
         2,400         MURPHY OIL CORP                                           32,055          142,656
         5,367         NATIONAL OILWELL VARCO INC (b)                           254,016          559,456
         5,142         NEWFIELD EXPL CO (b)                                     222,527          234,218
         5,800         NOBLE ENERGY INC                                          74,136          361,862
        28,500         OCCIDENTAL PETE CORP                                     267,374        1,649,580
         4,600         OCEANEERING INTL INC (b)                                 235,451          242,144
         6,700         PATTERSON UTI ENERGY INC                                 180,867          175,607
         3,200         PIONEER NAT RES CO                                        48,507          155,872
         2,905         QUICKSILVER RES INC (b)                                  119,305          129,505
         5,000         ROWAN COS INC                                            204,475          204,900
        23,900         SCHLUMBERGER LTD                                       1,323,209        2,030,066
         2,200         SMITH INTL INC                                            38,951          129,008
         9,600         SUNOCO INC                                               108,241          764,928
         5,500         SUPERIOR ENERGY SVCS INC (b)                             222,668          219,560

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Energy (Cont'd):
        15,000         TETRA TECHNOLOGIES INC DEL (b)                     $     415,425          423,000
         1,900         TIDEWATER INC                                            133,561          134,672
         2,400         TODCO (b)                                                120,852          113,304
         6,593         TRANSOCEAN INC                                           105,613          698,726
        10,702         VALERO ENERGY CORP                                       210,999          790,450
         1,800         W&T OFFSHORE INC                                          54,405           50,382
         9,060         WILLIAMS COS INC                                         101,393          286,477
         6,758         XTO ENERGY INC                                           127,278          406,156
                                                                          -------------     ------------
                                                                             17,728,136       34,306,952            10.35%
   Financials:
        12,050         AFLAC INC                                                419,307          619,370
         9,000         ALLIED CAP CORP NEW                                      196,349          278,640
        13,300         ALLSTATE CORP                                            645,723          818,083
         8,000         AMB PPTY CORP                                            259,171          425,760
         1,300         AMBAC FINL GROUP INC                                      91,536          113,347
        19,933         AMERICAN EXPRESS CO                                      758,157        1,219,501
         2,200         AMERICAN FINL RLTY TR                                     24,376           22,704
        48,685         AMERICAN INTL GROUP INC                                1,158,837        3,409,411
         8,200         AMERICREDIT CORP (b)                                     141,934          217,710
         7,391         AMERIPRISE FINL INC                                      288,205          469,846
         4,800         AON CORP                                                  95,152          204,528
         1,631         APARTMENT INVT & MGMT CO                                  55,426           82,235
         1,096         ARCHSTONE SMITH TR                                        38,818           64,785
         3,100         ASSOCIATED BANC CORP                                     105,586          101,370
         9,900         ASTORIA FINL CORP                                         87,763          247,896
        93,083         BANK AMER CORP                                         3,111,092        4,550,828
        21,519         BANK NEW YORK INC                                        648,205          891,747
         8,658         BB&T CORP                                                244,238          352,207
         3,000         BEAR STEARNS COS INC                                     328,641          420,000
           688         BOSTON PPTYS INC                                          65,527           70,265
         2,180         BROADRIDGE FINL SOLUTIONS INC                             33,318           41,682
         9,736         CAPITAL ONE FINL CORP                                    537,687          763,692
         2,000         CAPITALSOURCE INC                                         51,170           49,180
         2,100         CB RICHARD ELLIS GROUP INC (b)                            50,437           76,650
           700         CHICAGO MERCANTILE EXCHANGE                              233,488          374,052
         6,300         CHUBB CORP                                               240,959          341,082
         2,756         CINCINNATI FINL CORP                                     103,501          119,610
         2,300         CIT GROUP INC NEW                                         61,304          126,109
       101,459         CITIGROUP INC                                          2,551,008        5,203,832
        28,722         COLONIAL BANCGROUPINC                                    650,228          717,188
         2,100         COLONIAL PPTYS TR                                         82,205           76,545
         3,200         COMERICA INC                                             171,938          190,304
         6,205         COMMERCE BANCORP INC N J                                 196,189          229,523
        11,200         CONSECO INC (b)                                          206,138          233,968
        18,354         COUNTRYWIDE FINL CORP                                    475,926          667,168
         3,276         CRESCENT REAL ESTATE EQUITIES                             53,161           73,513
        15,500         E TRADE FINL CORP (b)                                    202,154          342,395
         5,016         EQUITY RESIDENTIAL                                       159,472          228,880
         8,600         ERIE INDTY CO                                            446,989          464,744
        17,950         FEDERAL HOME LN MTG CORP                                  54,545        1,089,565
        20,254         FEDERAL NATL MTG ASSN                                  1,112,850        1,323,194
         3,981         FIDELITY NATL FINL INC                                    76,148           94,350
         4,742         FIDELITY NATL INFORMATION SVC                            173,614          257,396
        12,735         FIFTH THIRD BANCORP                                      486,336          506,471

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Financials (Cont'd):
         8,450         FIRST HORIZON NATL CORP                            $     255,733          329,550
         1,900         FIRST MARBLEHEAD CORP                                     73,806           73,416
         1,200         FOREST CITY ENTERPRISES INC                               54,504           73,776
         8,645         FRANKLIN RES INC                                         158,797        1,145,203
         1,800         GALLAGHER ARTHUR J & CO                                   55,152           50,184
        16,600         GENERAL GROWTH PPTYS INC                                 187,445          878,970
         4,000         GENWORTH FINL INC                                        120,777          137,600
         8,326         GOLDMAN SACHS GROUP INC                                1,000,881        1,804,661
         4,700         HARTFORD FINANCIAL SVCS GRP                              259,891          462,997
        14,600         HEALTH CARE PPTY INVS INC                                243,645          422,378
        13,167         HOST HOTELS & RESORTS INC                                267,595          304,421
         6,400         HRPT PPTYS TR                                             57,603           66,560
           110         HSBC HLDGS PLC (d)                                         5,494           10,095
         3,200         HUNTINGTON BANCSHARES INC                                 48,480           72,768
         3,500         INDYMAC BANCORP INC                                      112,998          102,095
         1,200         INTERCONTINENTALEXCHANGE INC (b)                         185,334          177,420
         5,600         INVESTMENT TECHNOLOGY GROUP (b)                          243,684          242,648
         5,944         INVESTORS FINL SERVICES CORP                             241,428          366,566
         4,500         ISTAR FINL INC                                            99,476          199,485
         4,400         JANUS CAP GROUP INC                                       64,273          122,496
         2,700         JEFFRIES GROUP INC NEW                                    75,128           72,846
        77,040         JPMORGAN CHASE & CO                                    2,481,479        3,732,588
        12,100         KEYCORP NEW                                              225,332          415,393
         1,200         KILROY RLTY CORP                                          86,850           85,008
         3,301         KIMCO RLTY CORP                                          100,995          125,669
         1,400         LAZARD LTD                                                69,209           63,042
         2,452         LEGG MASON INC                                           231,910          241,228
         9,494         LEHMAN BROTHERS HLDGS INC                                352,192          707,493
         1,600         LEUCADIA NATL CORP                                        27,592           56,400
         6,948         LINCOLN NATL CORP IN                                     251,421          492,961
         6,300         LOEWS CORP                                                49,966          321,174
         1,060         M & T BK CORP                                             97,320          113,314
         5,600         MACK CA RLTY CORP                                        178,832          243,544
         9,482         MANULIFE FINL CORP                                       135,056          353,868
         9,276         MARSH & MCLENNAN COS INC                                 257,563          286,443
         2,000         MARSHALL & ILSLEY CORP                                    51,520           95,260
         4,850         MBIA INC                                                 254,638          301,767
         5,400         MELLON FINL CORP                                         171,240          237,600
        18,690         MERRILL LYNCH & CO INC                                   979,761        1,562,110
         8,000         METLIFE INC                                              318,745          515,840
         6,800         MGIC INVT CORP WIS                                       163,404          386,648
         3,200         MOODYS CORP                                              128,540          199,040
        23,360         MORGAN STANLEY                                         1,263,111        1,959,437
         4,500         NASDAQ STK MKT INC (b)                                   139,568          133,695
        16,290         NATIONAL CITY CORP                                       298,674          542,783
           800         NATIONWIDE FINL SVCS INC                                  25,928           50,576
         1,549         NEW YORK CMNTY BANCORP INC                                27,470           26,364
         3,802         NORTHERN TRUST CORP                                      184,623          244,240
         1,400         NYMEX HLDGS INC                                          184,499          175,882
        11,125         OLD REP INTL CORP                                        221,092          236,518
        16,400         ONEBEACON INSURANCE GROUP LTD                            403,115          415,412
        15,523         PEOPLES UTD FINL INC                                     218,427          275,223
           255         PIPER JAFFRAY COS (b)                                      7,794           14,211
         3,485         PLUM CREEK TIMBER CO INC                                  79,081          145,185

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Financials (Cont'd):
         1,344         PMI GROUP INC                                      $      56,424           60,036
         3,925         PNC FINL SVCS GROUP INC                                  179,373          280,952
         9,700         POPULAR INC                                              159,297          155,879
        18,300         PRICE T ROWE GROUP INC                                   121,342          949,587
         2,550         PRINCIPAL FINANCIAL GROUP                                 69,037          148,640
        21,209         PROGRESSIVE CORP OHIO                                    420,576          507,531
         5,472         PROLOGIS                                                 247,765          311,357
         8,500         PRUDENTIAL FINL INC                                      341,982          826,455
         2,991         PUBLIC STORAGE                                           238,179          229,769
         1,000         RADIAN GROUP INC                                          47,230           54,000
         1,125         RAYMOND JAMES FINANCIAL INC                               12,570           34,763
         2,700         REALTY INCOME CORP                                        68,166           68,013
        12,390         REGIONS FINL CORP NEW                                    340,140          410,109
           300         REINSURANCE GROUP AMER INC                                12,570           18,072
         1,100         SAFECO CORP                                               54,889           68,486
        25,700         SCHWAB CHARLES CORP                                      229,436          527,364
         5,126         SIMON PPTY GROUP INC NEW                                 352,978          476,923
         4,500         SKY FINL GROUP INC                                       106,014          125,370
         9,050         SLM CORP                                                 344,037          521,099
         7,245         SOVEREIGN BANCORP INC                                     91,649          153,159
           500         ST JOE CO                                                 16,215           23,170
         6,350         STATE STREET CORPORATION                                 346,769          434,340
         4,334         SUNTRUST BKS INC                                         279,900          371,597
         4,200         SYNOVUS FINL CORP                                        112,014          128,940
        23,200         TCF FINANCIAL CORP                                       200,798          644,960
         7,566         TD AMERITRADE HLDG CORP (b)                              121,495          151,320
         6,300         THORNBURG MTG INC                                        155,831          164,934
         1,900         TORCHMARK INC                                             80,235          127,300
         1,100         TRANSATLANTIC HLDGS INC                                   71,062           78,243
        15,188         TRAVELERS COS INC                                        555,385          812,558
         4,000         UNITRIN INC                                              101,606          196,720
         5,600         UNUM GROUP                                                84,370          146,216
        33,285         US BANCORP DEL                                           783,214        1,096,741
         1,592         VALLEY NATL BANCORP                                       29,024           35,804
         2,245         VORNADO RLTY TR                                          181,657          246,591
        38,860         WACHOVIA CORP 2ND NEW                                  1,604,922        1,991,575
         3,600         WALTER INDS INC                                           97,326          104,256
        19,705         WASHINGTON MUT INC                                       351,733          840,221
        69,853         WELLS FARGO & CO NEW                                     889,765        2,456,730
        26,044         WESTERN UN CO                                             79,377          542,497
         7,225         XL CAPITAL LTD                                            92,119          608,995
           500         ZIONS BANCORP                                             29,372           38,455
                                                                          -------------     ------------
                                                                             40,411,716       67,213,102            20.27%
  Healthcare:
        33,268         ABBOTT LABS                                            1,274,159        1,781,501
           300         ADVANCED MED OPTICS INC (b)                               10,094           10,464
        18,800         AETNA INC                                                151,653          928,720
         4,886         ALLERGAN INC                                             171,647          281,629
         3,600         AMERISOURCEBERGEN CORP                                   108,356          178,092
        25,150         AMGEN INC (b)                                            102,792        1,390,544
         1,800         AMYLIN PHARMACEUTICALS INC (b)                            55,884           74,088
         1,800         APPLERA CORP APPLIED BIOSYS                               37,429           54,972
         1,300         BARD C R INC                                              78,455          107,419
         7,800         BARR PHARMACEUTICALS INC (b)                             393,492          391,794

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
  Healthcare (Cont'd):
         2,100         BAUSCH & LOMB INC                                  $     103,026          145,824
        11,400         BAXTER INTL INC                                          240,978          642,276
         6,500         BECTON DICKINSON & CO                                    417,630          484,250
        20,437         BIOGEN IDEC INC (b)                                      566,653        1,093,380
         3,200         BIOMET INC                                               120,878          146,304
        17,447         BOSTON SCIENTIFIC CORP (b)                               267,678          267,637
        39,900         BRISTOL MYERS SQUIBB CO                                  999,000        1,259,244
         7,335         CARDINAL HEALTH INC                                      408,005          518,144
         9,336         CELGENE CORP (b)                                         254,961          535,233
           900         CEPHALON INC (b)                                          55,152           72,351
         6,600         CIGNA CORP                                               107,215          344,652
           700         COVANCE INC (b)                                           31,465           47,992
         2,546         COVENTRY HEALTH CARE INC (b)                             100,005          146,777
        16,603         CYTYC CORP (b)                                           420,454          715,755
         1,425         DAVITA INC (b)                                            21,812           76,779
           180         EDWARDS LIFESCIENCES CORP (b)                              1,872            8,881
         5,400         EXPRESS SCRIPTS INC (b)                                  130,689          270,054
         7,676         FOREST LABS INC (b)                                      330,153          350,409
           100         GEN PROBE INC NEW (b)                                      5,058            6,042
         7,600         GENENTECH INC (b)                                        371,741          575,016
         5,200         GENZYME CORP (b)                                         283,372          334,880
        18,860         GILEAD SCIENCES INC (b)                                  375,927          731,202
         3,152         GLAXOSMITHKLINE PLC (d)                                   76,079          165,070
         2,450         HEALTH NET INC (b)                                        64,669          129,360
         1,400         HILLENBRAND INDS INC                                      76,636           91,000
         6,000         HLTH CORP (b)                                             58,236           84,060
         2,005         HOSPIRA INC (b)                                           50,661           78,275
         3,900         HUMANA INC (b)                                            39,107          237,549
         1,300         IMCLONE SYS INC (b)                                       38,989           45,968
         2,100         IMS HEALTH INC                                            52,215           67,473
         2,500         INVITROGEN CORP (b)                                      164,832          184,375
        57,979         JOHNSON & JOHNSON                                      1,845,041        3,572,666
         1,931         KINETIC CONCEPTS INC (b)                                  71,019          100,354
         4,300         KING PHARMACEUTICALS INC (b)                              44,032           87,978
         3,400         LABORATORY CORP AMER HLDGS (b)                            99,252          266,084
        21,794         LILLY ELI & CO                                           954,591        1,217,849
         1,950         LINCARE HLDGS INC (b)                                     58,492           77,708
         1,300         MANOR CARE INC NEW                                        30,973           84,877
         5,100         MCKESSON CORP                                            182,537          304,164
         4,878         MEDCO HEALTH SOLUTIONS INC (b)                           137,776          380,435
           100         MEDICIS PHARMACEUTICAL CORP                                2,845            3,054
        27,050         MEDTRONIC INC                                            100,935        1,402,813
        42,086         MERCK & CO INC                                         1,399,722        2,095,883
           953         MILLIPORE CORP (b)                                        60,735           71,561
         4,700         MYLAN LABS INC                                            53,880           85,493
         1,900         OMNICARE INC                                              56,919           68,514
           800         PATTERSON COS INC (b)                                     27,744           29,816
         3,300         PDL BIOPHARMA INC (b)                                     58,434           76,890
       156,674         PFIZER INC                                             1,394,951        4,006,154
         1,400         PHARMACEUTICAL PROD DEV INC                               32,993           53,578
         2,250         QUEST DIAGNOSTICS INC                                     73,169          116,213
        28,903         SCHERING PLOUGH CORP                                     521,414          879,807
         1,000         SEPRACOR INC (b)                                          26,600           41,020
        12,600         SERVICE CORP INTL                                         90,438          161,028

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
  Healthcare (Cont'd):
         7,039         ST JUDE MED INC (b)                                $     200,879          292,048
        15,650         STRYKER CORP                                              60,399          987,359
        15,100         TENET HEALTHCARE CORP (b)                                 95,508           98,301
         2,157         TEVA PHARMACEUTICAL INDS LTD (d)                          40,824           88,976
         1,800         TRIAD HOSPS INC (b)                                       60,781           96,768
        35,370         UNITEDHEALTH GROUP INC                                 1,136,141        1,808,822
           700         UNIVERSAL HEALTH SVCS INC                                 31,885           43,050
         5,800         VARIAN MED SYS INC (b)                                   213,788          246,558
         6,200         VCA ANTECH INC (b)                                       205,792          233,678
         2,175         WATSON PHARMACEUTICALS INC (b)                            50,706           70,753
         3,500         WEBMD HEALTH CORP (b)                                    166,478          164,745
        14,349         WELLPOINT INC (b)                                        712,808        1,145,481
        30,567         WYETH                                                  1,285,993        1,752,712
         3,774         ZIMMER HOLDINGS INC (b)                                  239,727          320,375
                                                                          -------------     ------------
                                                                             20,445,309       37,588,999            11.34%
   Industrials:
        14,250         3M CO                                                  1,022,084        1,236,758
         2,700         AGCO CORP (b)                                            121,865          117,207
         2,750         ALLIED WASTE INDUSTRIES INC (b)                           16,321           37,015
         3,500         AMERICAN STD COS INC DEL                                 138,580          206,430
         6,932         AMR CORP DEL (b)                                         123,752          182,658
           200         ARMOR HLDGS INC (b)                                       11,985           17,374
         1,700         AVERY DENNISON CORP                                       90,518          113,016
         6,200         BLOCK H & R INC                                           58,017          144,894
        18,700         BOEING CO                                                442,349        1,798,192
         5,947         BURLINGTON NORTHN SANTA FE                               196,725          506,328
           600         CARLISLE COS INC                                          15,924           27,906
        13,204         CATERPILLAR INC                                          478,888        1,033,873
         4,000         CERIDIAN CORP NEW (b)                                     76,450          140,000
           300         CHECKFREE CORP (b)                                        11,346           12,060
         2,900         CINTAS CORP                                               94,801          114,347
         2,100         CON WAY INC                                               20,609          105,504
        12,675         CRANE CO                                                 213,729          576,079
        10,200         CSX CORP                                                 107,400          459,816
         1,900         CUMMINS INC                                               53,831          192,299
         3,200         DANAHER CORP                                             122,770          241,600
         3,650         DEERE & CO                                               199,160          440,701
         1,000         DEVRY INC DEL                                             19,142           34,020
         3,893         DISCOVERY HLDG CO (b)                                     45,381           89,500
           300         DONALDSON CO INC                                          10,200           10,665
         6,000         DONNELLEY R R & SONS CO                                  205,226          261,060
         3,325         DOVER CORP                                               122,574          170,074
         8,000         DUN & BRADSTREET CORP DEL NEW                            198,826          823,840
         3,000         EATON CORP                                               103,554          279,000
        19,700         EMERSON ELEC CO                                          559,227          921,960
         1,397         ENERGIZER HLDGS INC (b)                                   87,823          139,141
         3,400         EXPEDITORS INTL WA INC                                   142,591          140,420
         1,400         FASTENAL CO                                               43,652           58,604
        11,275         FEDEX CORP                                               224,125        1,251,187
        10,550         FISERV INC (b)                                            95,145          599,240
         3,675         FLUOR CORP NEW                                            96,907          409,285
           700         FOSTER WHEELER LTD                                        76,815           74,893
         3,700         GARDNER DENVER INC (b)                                   158,897          157,435
         1,400         GATX CORPORATION                                          24,276           68,950

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Industrials (Cont'd):
         7,200         GENERAL DYNAMICS CORP                              $     347,694          563,184
       225,000         GENERAL ELEC CO                                        5,349,442        8,613,000
           700         GENERALE CABLE CORP DEL NEW (b)                           50,306           53,025
         5,050         GENUINE PARTS CO                                         153,969          250,480
         3,700         GOODRICH CORP                                            111,298          220,372
         5,000         GRACO INC                                                197,875          201,400
         1,700         GRAINGER W W INC                                          74,317          158,185
         2,200         HARSCO CORP                                               59,517          114,400
        14,400         HONEYWELL INTL INC                                       366,044          810,432
         1,400         HUBBELL INC                                               56,152           75,908
         2,600         HUNT J B TRANS SVCS INC                                   55,113           76,232
        11,924         ILLINOIS TOOL WKS INC                                    497,186          646,162
           150         IRON MTN INC PA (b)                                        4,022            3,920
         2,800         ITT CORP NEW                                             116,998          191,184
         1,300         ITT EDL SVCS INC (b)                                      52,038          152,594
         5,468         JACOBS ENGR GROUP INC (b)                                167,658          314,465
         2,100         JOY GLOBAL INC                                           113,476          122,493
         2,700         L 3 COMMUNICATIONS HLDG CORP                             176,123          262,953
         1,000         LANDSTAR SYS INC                                          30,070           48,250
         1,200         LENNOX INTL INC                                           41,826           41,076
         8,700         LOCKHEED MARTIN CORP                                     466,468          818,931
         1,300         MANITOWOC INC                                            107,595          104,494
         1,475         MANPOWER INC WIS                                          66,373          136,054
         6,600         MASCO CORP                                               122,515          187,902
         1,800         MASTERCARD INC                                           193,005          298,566
         1,700         MCDERMOTT INTL INC (b)                                   142,571          141,304
         1,800         MONSTER WORLDWIDE INC (b)                                 45,970           73,980
         6,860         NORFOLK SOUTHN CORP                                      164,461          360,630
         5,992         NORTHROP GRUMMAN CORP                                    324,376          466,597
         1,400         OSHKOSH TRUCK CORP                                        55,203           88,088
         7,193         PACCAR INC                                               201,361          626,079
         2,300         PALL CORP                                                 58,256          105,777
         1,900         PARKER HANNIFIN CORP                                     123,853          186,029
         1,600         PENTAIR INC                                               56,089           61,712
         1,497         PHH CORP (b)                                              10,184           46,721
        10,200         PITNEY BOWES INC                                         328,150          477,564
         4,000         PRECISION CASTPARTS CORP                                  45,286          485,440
         6,700         RAYTHEON CO                                              200,320          361,063
         6,975         REPUBLIC SVCS INC                                        125,531          213,714
         4,400         REYNOLDS AMERN INC                                       123,818          286,880
         2,300         ROBERT HALF INTL INC                                      58,256           83,950
         7,250         ROCKWELL AUTOMATION INC                                  102,173          503,440
         2,714         ROCKWELL COLLINS INC                                      75,092          191,717
         4,100         SERVICE MASTER COMPANY                                    44,239           63,386
         1,100         SHAW GROUP INC (b)                                        49,165           50,919
         2,400         SKYWEST INC                                               26,040           57,192
        22,475         SOUTHWEST AIRLS CO                                       319,016          335,102
         1,000         SPX CORP                                                  51,053           87,810
           400         STERICYCLE INC (b)                                         8,456           17,784
         2,800         SUNPOWER CORP (b)                                        163,478          176,540
           500         TELEFLEX INC                                              22,515           40,890
         1,500         TEREX CORP NEW (b)                                        71,771          121,950
         2,175         TEXTRON INC                                              118,864          239,489
        39,300         TYCO INTL LTD                                          1,005,156        1,327,947

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Industrials (Cont'd):
         3,900         UNION PAC CORP                                     $     228,791          449,085
         9,700         UNITED PARCEL SVC INC                                    680,023          708,100
        23,250         UNITED TECHNOLOGIES CORP                               1,021,959        1,649,123
         4,040         USG CORP (b)                                             190,721          198,122
         3,700         UTI WORLDWIDE INC                                        102,324           99,123
        10,250         WASTE MGMT INC DEL                                       189,635          400,263
           600         WEIGHT WATCHERS INTL INC NEW                              23,424           30,504
                                                                          -------------     ------------
                                                                             21,366,116       38,473,004            11.60%
   Information technology:
           300         ACCENTURE LTD BERMUDA                                     12,458           12,867
         4,000         ACTIVISION INC NEW (b)                                    33,204           74,680
        15,624         ADOBE SYS INC                                            374,459          627,304
        11,400         ADVANCED MICRO DEVICES INC (b)                           157,887          163,020
         1,100         AFFILIATED COMPUTER SVCS INC (b)                          55,291           62,392
         7,700         AGILENT TECHNOLOGIES INC (b)                             158,652          295,988
         9,042         AKAMAI TECHNOLOGIES INC (b)                              290,283          439,803
         5,300         ALTERA CORP                                               99,804          117,289
        11,100         ANALOG DEVICES INC                                        99,557          417,804
        17,271         ANDREW CORP (b)                                          209,577          249,393
        17,900         APPLE INC (b)                                            502,833        2,184,516
        24,100         APPLIED MATERIALS INC                                    322,286          478,867
           600         ARROW ELECTRS INC (b)                                     15,192           23,058
         7,500         ASML HOLDING N V (d)                                      45,625          205,875
        10,500         ATMEL CORP (b)                                            57,173           58,380
        10,586         AUTODESK INCORPORATED                                    390,987          498,389
         8,722         AUTOMATIC DATA PROCESSING INC                            294,057          422,755
         7,700         AVAYA INC (b)                                             79,422          129,668
         6,200         BEA SYS INC (b)                                           52,185           84,878
         3,350         BMC SOFTWARE INC (b)                                      58,044          101,505
         7,162         BROADCOM CORP (b)                                        136,592          209,489
        11,825         CA INC                                                   232,647          305,440
        11,200         CADENCE DESIGN SYS INC (b)                               184,491          245,952
         1,400         CIENA CORP (b)                                            47,635           50,582
       134,350         CISCO SYS INC (b)                                        700,731        3,741,648
         3,234         CITRIX SYS INC (b)                                        25,998          108,889
         2,400         COGNIZANT TECHNOLOGY SOLUTIONS (b)                        67,929          180,216
        15,922         COMPUTER SCIENCES CORP (b)                               805,973          941,786
         6,800         COMPUWARE CORP (b)                                        44,226           80,648
        39,200         CORNING INC                                              490,464        1,001,560
         2,700         CREE INC (b)                                              67,325           69,795
         2,400         CYPRESS SEMICONDUCTOR CORP (b)                            29,768           55,896
        36,250         DELL INC (b)                                             887,944        1,034,938
        23,200         EBAY INC (b)                                             316,646          746,576
         4,500         ELECTRONIC ARTS INC (b)                                  222,699          212,940
         8,000         ELECTRONIC DATA SYS CORP NEW                             178,953          221,840
        44,810         EMC CORP (b)                                             375,234          811,061
         3,700         EMULEX CORP (b)                                           49,943           80,808
         1,500         F5 NETWORKS INC (b)                                       85,131          120,900
           900         FAIR ISAAC CORPORATION                                    31,182           36,108
         1,900         FAIRCHILD SEMICONDUCTOR INTL (b)                          25,935           36,708
        26,044         FIRST DATA CORP                                           94,887          850,857
           400         FIRST SOLAR INC (b)                                       31,318           35,716
         4,667         GOOGLE INC (b)                                         1,600,291        2,442,614
         2,800         HARRIS CORP DEL                                           37,337          152,740

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
---------------        -----------------------------------------------    -------------    -------------     ---------------
   Information technology (Cont'd):
        56,327         HEWLETT PACKARD CO                                 $   1,052,419        2,513,311
         3,220         IAC INTERACTIVECORP (b)                                   80,489          111,444
         6,110         INTEGRATED DEVICE TECHNOLOGY (b)                          79,318           93,300
       127,400         INTEL CORP                                               687,202        3,027,024
           900         INTERDIGITAL COMM CORP (b)                                15,021           28,953
        32,600         INTERNATIONAL BUSINESS MACHS                           2,820,072        3,431,150
         7,800         INTERSIL CORP                                            123,552          245,388
         5,200         INTUIT (b)                                               109,530          156,416
         5,600         JABIL CIRCUIT INC                                         94,248          123,592
        14,267         JUNIPER NETWORKS INC (b)                                 289,096          359,100
         3,000         KLA TENCOR CORP                                          101,654          164,850
         3,000         LAM RESH CORP (b)                                         83,706          154,200
         1,800         LEXMARK INTL INC (b)                                      76,346           88,758
         4,600         LINEAR TECHNOLOGY CORP                                   146,663          166,428
         4,320         LSI CORP (b)                                              30,820           32,443
         9,381         MAXIM INTEGRATED PRODS INC                               285,686          313,419
         2,900         MCAFEE INC (b)                                            65,012          102,080
        10,114         MEMC ELECTR MATLS INC (b)                                331,672          618,168
         5,400         MICROCHIP TECHNOLOGY INC                                 101,340          200,016
         8,800         MICRON TECHNOLOGY INC (b)                                 68,191          110,264
       198,250         MICROSOFT CORP                                         2,724,683        5,842,428
         5,400         MOLEX INC                                                166,706          162,054
        47,413         MOTOROLA INC                                             535,639          839,210
         5,600         NATIONAL SEMICONDUCTOR CORP                              101,536          158,312
         2,875         NAVTEQ CORP (b)                                           91,103          121,728
         2,000         NCR CORP NEW (b)                                          73,013          105,080
         5,300         NETWORK APPLIANCE INC (b)                                124,694          154,760
         5,200         NOVELL INC (b)                                            31,071           40,508
         2,400         NOVELLUS SYS INC (b)                                      60,000           68,088
        15,542         NVIDIA CORP (b)                                          276,885          642,040
        93,762         ORACLE CORP (b)                                          256,960        1,848,049
        19,297         PAYCHEX INC                                               54,298          754,899
         1,400         PERKINELMER INC                                           25,256           36,484
         2,600         POLYCOM INC (b)                                           26,520           87,360
         5,900         QLOGIC CORP (b)                                           92,473           98,235
        33,950         QUALCOMM INC                                             842,077        1,473,091
         4,800         RAMBUS INC DEL (b)                                        84,382           86,304
         3,200         RED HAT INC (b)                                           41,904           71,296
         1,200         SALESFORCE COM INC (b)                                    53,838           51,432
         5,200         SANDISK CORP (b)                                         182,534          254,488
        26,100         SOLECTRON CORP (b)                                        95,379           96,048
        51,825         SUN MICROSYSTEMS INC (b)                                 214,450          272,600
        21,819         SYMANTEC CORP (b)                                        187,612          440,744
         1,600         SYNOPSYS INC (b)                                          26,568           42,288
         1,100         TEKTRONIX INC                                             20,167           37,114
        10,150         TELLABS INC (b)                                           74,138          109,214
        29,700         TEXAS INSTRS INC                                         624,785        1,117,611
         8,500         THERMO FISHER SCIENTIFIC INC (b)                         198,817          439,620
         4,400         UNISYS CORP (b)                                           27,676           40,216
           247         VERIGY LTD                                                 2,110            7,067
        10,900         VERISIGN INC (b)                                          60,947          345,857
         2,600         WATERS CORP (b)                                           60,997          154,336
         5,900         WESTERN DIGITAL CORP (b)                                  91,433          114,165
        14,250         XEROX CORP (b)                                           141,439          263,340

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Information technology (Cont'd):
        13,050         XILINX INC                                         $      92,297          349,349
        14,740         YAHOO INC (b)                                            189,933          399,896
                                                                          -------------     ------------
                                                                             24,676,609       49,589,749            14.96%
   Materials:
         3,450         AIR PRODS & CHEMS INC                                    178,299          277,277
         2,400         AK STL HLDG CORP (b)                                      84,132           89,688
        18,900         ALCOA INC                                                537,161          766,017
         2,400         ALLEGHENY TECHNOLOGIES INC                               221,160          251,712
         6,200         ARCH COAL INC                                             55,785          215,760
         3,032         BALL CORP                                                 70,662          161,211
         4,200         BEMIS CO INC                                              93,645          139,356
         3,384         CONSOL ENERGY INC                                        101,377          156,036
         6,100         CROWN HLDGS INC (b)                                      117,865          152,317
         3,537         CYTEC INDS INC                                           195,563          225,554
        21,450         DOW CHEM CO                                              782,486          948,519
        17,325         DU PONT E I DE NEMOURS & CO                              726,903          880,803
         4,211         EAGLE MATLS INC                                          109,310          206,550
         1,000         EASTMAN CHEM CO                                           32,854           64,330
         3,671         ECOLAB INC                                               140,788          156,752
         2,224         FLORIDA ROCK INDS INC                                     74,907          150,120
         1,700         FOUNDATION COAL HLDGS INC                                 69,318           69,088
         9,748         FREEPORT MCMORAN COPPER & GOLD                           489,522          807,329
         5,100         HUNTSMAN CORP                                             96,099          123,981
         9,131         INTERNATIONAL PAPER CO                                   320,093          356,566
        12,625         INTRNTNL FLAVRS & FRAGRNCS INC                           271,595          658,268
           500         LUBRIZOL CORP                                             18,193           32,275
         8,050         LYONDELL CHEMICAL CO                                     102,700          298,816
           700         MARTIN MARIETTA MATLS INC                                 27,965          113,414
         3,900         MASSEY ENERGY CORP                                       105,437          103,935
         3,875         MEADWESTVACO CORP                                         86,711          136,865
        11,616         MONSANTO CO NEW                                           51,490          784,545
         2,400         MOSAIC CO (b)                                             34,272           93,648
           131         NEENAH PAPER INC                                           4,149            5,405
         8,200         NEWMONT MNG CORP                                         132,185          320,292
         8,800         NUCOR CORP                                               154,139          516,120
        11,100         OM GROUP INC (b)                                          53,339          587,412
         4,950         OWENS ILL INC (b)                                         91,031          173,250
         1,100         PACKAGING CORP AMER                                       24,772           27,841
         2,850         PACTIV CORP (b)                                           35,599           90,887
         7,200         PEABODY ENERGY CORP                                      222,632          348,336
         3,086         PPG INDS INC                                             144,348          234,875
         5,050         PRAXAIR INC                                              174,526          363,550
         5,446         RAYONIER INC                                             117,391          245,832
         3,000         ROHM & HAAS CO                                           117,514          164,040
        11,000         RPM INTL INC                                             113,012          254,210
         2,400         SEALED AIR CORP NEW                                       58,956           74,448
           400         SIGMA ALDRICH                                             11,098           17,068
        18,200         SMURFIT STONE CONTAINER CORP (b)                         203,147          242,242
         5,200         SONOCO PRODS CO                                          127,607          222,612
         2,489         TEMPLE INLAND INC                                         82,284          153,148
         7,749         TITANIUM METALS CORP (b)                                 206,666          247,193
         2,400         UNITED STS STL CORP NEW                                  166,991          261,000
         1,800         VULCAN MATLS CO                                           90,324          206,172
                                                                          -------------     ------------
                                                                              7,528,000       13,176,664             3.97%

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Private Placement:
        10,500         NORTHWEST AIRLS CORP (b)                           $     237,983          233,100
                                                                          -------------     ------------
                                                                                237,983          233,100             0.07%
   Telecommunication services:
        14,108         ALLTEL CORP                                              762,938          952,995
         6,650         AMERICAN TOWER CORP (b)                                  114,210          279,300
       144,715         AT&T INC                                               3,856,334        6,005,673
         7,450         CENTURYTEL INC                                           200,627          365,423
        11,525         CITIZENS COMMUNICATIONS CO                                88,166          175,987
         2,800         CROWN CASTLE INTL CORP (b)                                77,771          101,556
         2,992         EMBARQ CORP                                               70,313          189,603
         8,000         JDS UNIPHASE CORP (b)                                    111,480          107,440
         7,353         LIBERTY GLOBAL INC (b)                                   190,626          301,767
        36,800         QWEST COMMUNICATIONS INTL INC (b)                        178,042          356,960
        61,659         SPRINT NEXTEL CORP                                       717,313        1,276,958
         1,300         TELEPHONE & DATA SYS INC                                  26,702           81,341
         1,300         TELEPHONE & DATA SYS INC                                  26,702           74,815
         4,580         UNITED STATES CELLULAR CORP (b)                          197,008          414,948
        55,287         VERIZON COMMUNICATIONS                                 1,893,664        2,276,166
        12,862         VODAFONE GROUP PLC NEW (d)                               148,344          432,549
         6,524         WINDSTREAM CORP                                           71,367           96,294
                                                                          -------------     ------------
                                                                              8,731,605       13,489,774             4.07%
   Utilities:
        19,186         AES CORP (b)                                             265,922          419,790
           800         AGL RES INC                                               22,424           32,384
           308         ALLETE INC                                                 8,794           14,491
         5,400         AMEREN CORP                                              209,724          264,654
         2,300         AMERICAN ELEC PWR INC                                     71,652          103,592
         2,688         AQUA AMER INC                                             57,750           60,453
         5,800         CENTERPOINT ENERGY INC                                    66,308          100,920
        16,100         CMS ENERGY CORP                                          228,933          276,920
         1,400         CONSOLIDATED EDISON INC                                   61,145           63,168
         2,415         CONSTELLATION ENERGY GROUP INC                           120,112          210,516
         5,481         DOMINION RES INC VA NEW                                  379,225          473,065
         2,700         DTE ENERGY CO                                            103,060          130,194
        24,613         DUKE ENERGY HLDG CORP                                    304,818          450,418
         8,700         DYNEGY INC DEL (b)                                        61,901           82,128
         9,425         EDISON INTL                                              108,441          528,931
         9,400         ENTERGY CORP NEW                                         184,383        1,009,090
        13,732         EXELON CORP                                              639,169          996,943
         3,400         FIRSTENERGY CORP                                         134,307          220,082
        11,372         FPL GROUP INC                                            545,463          645,247
         1,600         GREAT PLAINS ENERGY INC                                   43,103           46,592
         6,765         INTEGRYS ENERGY GROUP INC                                334,284          343,188
         3,300         KEYSPAN CORP                                              99,867          138,534
         2,900         MIRANT CORP NEW (b)                                       99,514          123,685
         1,600         NALCO HLDG CO                                             28,832           43,920
         1,500         NATIONAL FUEL GAS CO N J                                  38,322           64,965
         6,900         NISOURCE INC                                             111,901          142,899
         2,400         OGE ENERGY CORP                                           43,344           87,960
         2,328         PEPCO HLDGS INC                                           54,672           65,650
         9,800         PG&E CORP                                                131,785          443,940
         2,100         PIEDMONT NAT GAS INC                                      50,582           51,765
         2,400         PINNACLE WEST CAP CORP                                    71,637           95,640

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

          Schedule of Investments - Clearwater Growth Fund (unaudited)

                                 June 30, 2007

     Face                                                                                                        Percent
    amount                                                                                    Market                of
  or shares                            Security                              Cost            value (a)          net assets
----------------       -----------------------------------------------    -------------    -------------     ---------------
   Utilities (Cont'd):
         6,387         PPL CORP                                           $     203,124          298,848
         2,150         PROGRESS ENERGY INC                                       65,685           98,019
         4,600         PUBLIC SVC ENTERPRISE GROUP                              276,822          403,788
         7,350         PUGET ENERGY INC                                         149,926          177,723
         5,800         QUESTAR CORP                                              66,188          306,530
        12,600         RELIANT ENERGY INC (b)                                   161,722          339,570
         5,200         SEMPRA ENERGY                                            286,272          307,996
         8,600         SOUTHERN CO                                              176,010          294,894
         3,600         SOUTHWESTERN ENERGY CO (b)                               107,060          160,200
        12,306         SPECTRA ENERGY CORP                                      218,732          319,464
         7,600         TECO ENERGY INC                                           90,842          130,568
        19,814         TXU CORP                                                 179,832        1,333,482
         3,000         UGI CORP NEW                                              48,600           81,840
        17,275         WISCONSIN ENERGY CORP                                    333,095          764,073
        12,125         XCEL ENERGY INC                                          108,918          248,199
                                                                          -------------     ------------
                                                                              7,154,201       12,996,917             3.92%
Rights/Warrants:
         4,286         LUCENT TECHNOLOGIES INC (b)                                    0              729
                                                                          -------------     ------------
                                                                                      0              729             0.00%
Cash equivalents:
     1,573,172         SSGA MONEY MARKET FUND, current rate 5%                1,573,172        1,573,172
             0         US DOLLAR                                                      0                0
                                                                          -------------     ------------
                                                                              1,573,172        1,573,172             0.47%
                                                                          -------------     ------------      -----------
                                  Grand total (c)                         $ 187,270,469      331,673,435           100.03%
                                                                          =============     ============      ===========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2007, the cost for Federal income tax purposes was $187,270,469. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                Gross unrealized appreciation             $ 144,630,979
                Gross unrealized depreciation                  (228,013)
                                                          -------------
                           Net unrealized appreciation    $ 144,402,966
                                                          =============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2007, the value of foreign securities represented 0.46% of net assets.

                                                                     (Continued)

See accompanying notes to financial statements

                           CLEARWATER INVESTMENT TRUST

                Schedule of Investments - Clearwater Growth Fund

                            June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

                Clearwater Growth Fund Portfolio Diversification
                        (as a percentage of net assets)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                  11%
Consumer Staples                                         8%
Energy                                                  10%
Financials                                              21%
Healthcare                                              11%
Industrials                                             12%
Information Technology                                  15%
Materials                                                4%
Private Placement                                        0%
Telecommunications                                       4%
Utilities                                                4%
Rights/Warrants                                          0%
Cash                                                     0%

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2007

     Face                                                                                                         Percent
    amount                                                                                         Fair             of
   or shares                          Security                                    Cost           value (a)      net assets
----------------        ---------------------------------------------        --------------   --------------   ------------
 Common stocks:
   Consumer discretionary:
         23,000          ACCO BRANDS CORP (b)                                $      452,202          530,150
         77,810          CARTER INC (b)                                           1,919,792        2,018,391
         80,160          CHARLOTTE RUSSE HLDG INC (b)                             1,869,042        2,153,899
         28,000          G III APPAREL GROUP LTD (b)                                472,427          442,120
         10,900          GAYLORD ENTMT CO NEW (b)                                   430,214          584,676
         25,000          GEOEYE INC (b)                                             574,488          543,250
         23,500          HANESBRANDS INC (b)                                        550,908          635,205
         79,605          HELEN OF TROY LTD (b)                                    1,942,785        2,149,335
         17,000          IDEARC INC                                                 483,352          600,610
         67,020          MADDEN STEVEN LTD                                        2,043,805        2,195,575
         46,540          MEDIA GEN INC                                            1,760,025        1,548,386
        185,365          NEW YORK & CO INC (b)                                    2,471,520        2,031,600
         12,900          ORIENT EXPRESS HOTELS LTD                                  441,491          688,860
         34,100          RETAIL VENTURES INC (b)                                    533,824          550,033
         85,800          RUSH ENTERPRISES INC (b)                                 1,068,282        1,796,652
         61,600          RUSH ENTERPRISES INC (b)                                   833,107        1,337,952
         15,000          SAKS INC                                                   311,773          320,250
        308,160          STAGE STORES INC                                         5,022,603        6,459,034
        142,500          SYNTAX BRILLIAN CORP (b)                                   730,975          701,100
         36,000          TRIARC COS INC                                             569,229          571,320
         72,095          TUPPERWARE BRANDS CORP                                   1,833,664        2,072,010
         11,850          VAIL RESORTS INC (b)                                       430,566          721,310
         16,250          WABTEC                                                     431,366          593,613
         17,500          WYNDHAM WORLDWIDE CORP                                     520,369          634,550
                                                                            ---------------   --------------
                                                                                 27,697,807       31,879,881         10.68%
   Consumer staples:
        109,710          ELIZABETH ARDEN INC (b)                                  2,075,424        2,661,565
         18,000          FLOWERS FOODS INC                                          511,723          600,480
         74,700          MONTEREY GOURMET FOODS INC (b)                             320,228          318,969
         65,000          SALLY BEAUTY HLDGS INC                                     562,956          585,000
                                                                            ---------------   --------------
                                                                                  3,470,330        4,166,014          1.40%
   Energy:
         27,620          ATWOOD OCEANICS INC (b)                                  1,365,696        1,895,284
         14,000          CIMAREX ENERGY CO                                          563,247          551,740
         20,000          COMSTOCK RES INC (b)                                       591,439          599,400
         35,750          DENBURY RES INC (b)                                        282,202        1,340,625
         32,000          EXCO RES INC (b)                                           539,990          558,080
         52,125          FOREST OIL CORP (b)                                      1,514,970        2,202,803
          8,750          GMX RES INC (b)                                            254,108          302,750
         16,500          GOODRICH PETE CORP (b)                                     527,288          571,395
         12,500          GULF IS FABRICATION INC                                    281,099          433,750
         59,575          OIL STATES INTL INC (b)                                    998,417        2,462,831
        145,400          PIONEER DRILLING CO (b)                                  1,962,305        2,167,914
         12,000          PLAINS EXPL & PRODTN CO (b)                                541,097          573,720
         50,245          SUPERIOR ENERGY SVCS INC (b)                               602,816        2,005,780
         24,500          T 3 ENERGY SVCS INC (b)                                    701,026          819,525
        101,125          T.G.C. INDUSTRIES INC (b)                                1,051,636        1,102,263
         20,000          TESCO CORP (b)                                             525,552          631,000
         15,000          WHITING PETE CORP NEW (b)                                  660,533          607,800
         28,500          WILLBROS GROUP INC (b)                                     484,446          845,880
                                                                            ---------------   --------------
                                                                                 13,447,868       19,672,539          6.59%

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2007

     Face                                                                                                         Percent
    amount                                                                                         Fair             of
   or shares                          Security                                    Cost           value (a)      net assets
----------------        ---------------------------------------------        --------------   --------------   ------------
   Financials:
         23,350          AGREE RLTY CORP                                     $      792,656          729,688
         55,500          AMERICAN EQUITY INVT LIFE                                  609,108          670,440
        209,830          ANWORTH MTG ASSET CORP  1                                1,650,789        1,898,962
         37,820          ASSURED GUARANTY LTD                                     1,078,234        1,117,959
         30,000          BANKFINANCIAL CORP                                         512,714          463,500
         44,305          BOSTON PRIVATE FINL HLDGS INC                            1,133,258        1,190,475
         22,000          BOSTON PRIVATE FINL HLDGS INC                              656,180          591,140
         19,000          CITIZENS FIRST BANCORP INC                                 458,752          414,200
        115,915          COMPUCREDIT CORP (b)                                     3,652,661        4,059,343
         28,000          CONSECO INC (b)                                            590,860          584,920
         12,350          CORPORATE OFFICE PPTYS TR                                  530,915          506,474
        248,710          CRM HOLDINGS LTD (b)                                     2,033,793        1,902,632
         25,000          EASTERN INS HLDGS INC                                      377,783          397,250
         34,500          EASTERN INS HLDGS INC                                      454,633          548,205
         10,915          EASTGROUP PPTYS INC                                        495,190          478,295
        268,030          ENCORE CAP GROUP INC (b)                                 3,737,787        3,345,014
         47,000          EPOCH HLDG CORP (b)                                        635,624          629,330
         30,000          HOME FED BANCORP INC DEL                                   450,267          497,700
         30,000          JEFFERSON BANCSHARES INC TENN                              394,500          354,300
         21,000          JEFFRIES GROUP INC NEW                                     543,733          566,580
         68,000          KOHLBERG CAP CORP                                        1,046,839        1,261,400
        227,280          MFA MTG INVTS INC                                        1,708,874        1,654,598
         91,745          NATIONAL RETAIL PPTYS INC                                2,154,088        2,005,546
        137,300          PATRIOT CAP FDG INC                                      1,718,240        2,038,905
         25,000          PENNANTPARK INVESTMENT CORP                                358,625          351,000
         40,000          PHOENIX COS INC NEW                                        561,466          600,400
         20,000          PRIVATEBANKCORP INC                                        668,656          576,000
         30,600          PROVIDENT BANKSHARES CORP                                  916,913        1,003,068
        102,495          RAM HOLDINGS LTD (b)                                     1,618,342        1,614,296
         87,915          SOUTH FINL GROUP INC                                     2,279,218        1,990,396
         47,250          SOUTHERN CT BANCORP INC (b)                                382,861          344,925
         71,410          SUNSTONE HOTEL INVS INC NEW                              2,065,057        2,027,330
         73,850          THOMAS WEISEL PARTNERS GROUP (b)                         1,346,421        1,229,603
         59,315          WASHINGTON FED INC                                       1,381,552        1,441,948
         65,000          WESTFIELD FINL INC NEW                                     695,338          648,050
        119,150          IPC HOLDINGS LTD BERMUDA (d)                             3,317,677        3,847,354
                                                                            ---------------   --------------
                                                                                 43,009,602       43,581,224         14.60%
   Healthcare:
        140,525          CENTENE CORP DEL (b)                                     2,337,993        3,010,046
         60,040          CUTERA INC (b)                                           1,763,517        1,496,197
         77,815          K V PHARMACEUTICAL COMPANY (b)                           2,055,151        2,119,681
         31,400          KENDLE INTL INC (b)                                      1,039,034        1,154,578
         52,250          KINDRED HEALTHCARE INC (b)                               1,362,828        1,605,120
        124,844          MATRIXX INITIATIVES INC (b)                              1,908,399        2,612,985
         30,420          MOLINA HEALTHCARE INC (b)                                  955,336          928,418
         75,160          PERRIGO CO                                               1,053,509        1,471,633
         57,910          RADIATION THERAPY SVCS INC (b)                           1,610,897        1,525,349
        119,600          REHABCARE GROUP INC (b)                                  2,197,920        1,703,104
        203,105          SALIX PHARMACEUTICALS LTD (b)                            3,230,641        2,498,192
        114,510          SCIELE PHARMA INC (b)                                    2,292,860        2,697,856
         36,725          STERIS CORP                                                974,980        1,123,785
         62,000          SUNLINK HEALTH SYS INC (b)                                 532,948          390,600
         28,000          SYNERON MEDICAL LTD (b)                                    688,067          698,600
         15,000          YOUNG INNOVATIONS INV                                      397,641          437,700
                                                                            ---------------   --------------
                                                                                 24,401,722       25,473,843          8.53%

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2007

     Face                                                                                                         Percent
    amount                                                                                         Fair             of
   or shares                          Security                                    Cost           value (a)      net assets
----------------        ---------------------------------------------        --------------   --------------   ------------
   Industrials:
         27,000          AECOM TECHNOLOGY CORP (b)                           $      628,313          669,870
         36,000          AIMC (b)                                                   544,587          622,080
         15,500          AMERICAN RAILCAR INDS INC                                  449,588          604,500
         20,500          ASTRONICS CORP (b)                                         527,868          653,540
         25,000          AXSYS TECHNOLOGIES INC (b)                                 416,026          534,750
         53,700          BE AEROSPACE INC (b)                                     1,690,487        2,217,810
         57,550          BRISTOW GROUP INC (b)                                    2,034,208        2,851,603
         11,000          BUCYRUS INTL INC NEW                                       533,193          778,580
         18,500          CHICAGO BRDG & IRON CO N V                                 477,116          698,190
         22,250          COVANTA HLDG CORP (b)                                      429,012          548,463
         75,300          COVENANT TRANS INC (b)                                     967,183          858,420
         53,000          DOMTAR CORP (b)                                            502,805          591,480
         22,500          ENNIS INC                                                  420,662          529,200
         13,850          ENPRO INDS INC (b)                                         429,513          592,642
         40,965          ESTERLINE TECHNOLOGIES CORP (b)                          1,803,312        1,979,019
          9,000          FLOWSERVE CORP                                             459,682          644,400
         23,500          FOSTER L B CO (b)                                          542,920          673,980
         11,450          FOSTER WHEELER LTD (b)                                     470,472        1,225,036
        353,600          FRONTIER AIRLS HLDGS INC (b)                             2,996,390        1,980,160
         53,240          GARDNER DENVER INC (b)                                   2,089,487        2,265,362
         19,950          GENESEE & WYO INC (b)                                      502,922          595,308
         64,000          GSI GROUP INC (b)                                          611,522          626,560
         13,000          HARSCO CORP                                                678,865          676,000
        193,085          ICF INTL INC (b)                                         3,271,867        3,884,870
         22,500          INSTEEL INDS INC                                           380,118          405,000
         13,300          JOY GLOBAL INC                                             515,967          775,789
         16,550          KANSAS CITY SOUTHERN (b)                                   431,041          621,287
         17,300          LMI AEROSPACE INC (b)                                      283,110          420,217
        166,370          MASTEC INC (b)                                           1,944,959        2,631,973
         10,100          MCDERMOTT INTL INC (b)                                     481,195          839,512
         73,000          MILLER INDS INC TENN (b)                                 1,011,097        1,832,300
         39,000          MUELLER WTR PRODS INC                                      618,571          665,340
         10,000          MULTI COLOR CORP                                           396,760          396,760
        287,310          NAVIOS MARITIME HOLDINGS INC                             1,357,274        3,470,705
         43,330          NCI BLDG SYS INC (b)                                     2,113,474        2,137,469
         10,000          OSHKOSH TRUCK CORP                                         536,933          629,200
        185,194          P A M TRANSN SVCS INC (b)                                3,541,294        3,385,346
         90,000          POWER ONE INC (b)                                          384,651          358,200
         30,500          STERLING CONSTR INC (b)                                    672,498          645,075
         59,675          SUPERIOR ESSEX INC (b)                                   2,009,425        2,228,861
         11,800          TEREX CORP NEW (b)                                         500,395          959,340
         10,650          THOMAS & BETTS CORP (b)                                    497,587          617,700
         18,000          TIMKEN CO                                                  583,801          649,980
         15,000          TYCO INTL LTD                                              506,043          506,850
         35,990          UNITED INDL CORP                                         2,135,575        2,158,680
        149,650          VALASSIS COMMUNICATIONS INC (b)                          2,632,162        2,572,484
         18,000          WRIGHT EXPRESS CORP (b)                                    495,073          616,860
                                                                            ---------------   --------------
                                                                                 47,507,003       56,826,750         19.03%
   Information technology:
        107,500          ACTUATE CORP (b)                                           571,153          729,925
         61,000          ADC TELECOMMUNICATIONS INC (b)                             903,090        1,118,130
        225,070          ALADDIN KNOWLEDGE SYSTEM LTD (b)                         3,940,767        4,667,952
         30,000          ANADIGICS INC (b)                                          242,808          413,700
        146,905          ANDREW CORP (b)                                          1,554,481        2,121,308
        121,600          ARRIS GROUP INC (b)                                      1,138,313        2,138,944
         80,000          AVIZA TECHNOLOGY INC (b)                                   521,680          469,600
         83,900          AVOCENT CORP (b)                                         2,669,833        2,433,939
        117,663          BROOKS AUTOMATION INC NEW (b)                            1,685,394        2,135,583
         40,800          CASCADE MICROTECH INC (b)                                  515,131          489,192

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2007

     Face                                                                                                         Percent
    amount                                                                                         Fair             of
   or shares                          Security                                    Cost           value (a)      net assets
----------------        ---------------------------------------------        --------------   --------------   ------------
         28,000          DIGI INTL INC (b)                                   $      308,422          412,720
         99,585          DSP GROUP INC (b)                                        2,091,658        2,038,505
        214,040          EPICOR SOFTWARE CORP (b)                                 2,871,794        3,182,775
         77,500          EXFO ELECTRO OPTICAL ENGR INC (b)                          449,842          540,950
         68,240          IKON OFFICE SOLUTIONS INC                                1,000,589        1,065,226
        181,294          INTEGRATED DEVICE TECHNOLOGY (b)                         2,130,343        2,768,359
        120,000          INTERVOICE BRITE INC (b)                                   798,863          999,600
        314,100          LIONBRIDGE TECHNOLOGIES INC (b)                          1,939,734        1,850,049
         21,000          LSI INDS INC                                               370,970          375,900
         70,874          MICROTUNE INC DEL (b)                                      310,431          370,671
        113,100          MPS GROUP INC (b)                                          875,346        1,512,147
         68,230          NEWPORT CORP (b)                                         1,006,020        1,056,200
         13,000          NOVATEL INC (b)                                            485,334          471,900
         35,000          OCCAM NETWORKS INC DEL (b)                                 312,992          349,300
        196,210          ON SEMICONDUCTOR CORP (b)                                1,906,779        2,103,371
         59,445          PEROT SYS CORP (b)                                       1,017,512        1,012,943
         70,000          RADYNE COMSTREAM INC (b)                                   702,132          746,900
         13,000          RIMAGE CORP (b)                                            372,613          410,670
        173,150          RUDOLPH TECHNOLOGIES INC (b)                             2,740,445        2,876,022
        240,750          SEMITOOL INC (b)                                         2,437,046        2,313,608
         62,500          SIRENZA MICRODEVICES INC (b)                               444,467          741,875
        462,020          SKYWORKS SOLUTIONS INC (b)                               2,433,559        3,395,847
        117,335          SMITH MICRO SOFTWARE INC (b)                             1,532,420        1,767,065
         90,000          SYMMETRICOM INC (b)                                        768,739          756,000
        215,794          SYPRIS SOLUTIONS INC                                     2,158,770        1,730,668
         42,000          TECHWELL INC (b)                                           560,039          550,200
         74,500          TOLLGRADE COMMUNICATIONS INC (b)                           856,637          785,975
        218,165          TRIDENT MICROSYSTEMS INC (b)                             3,998,739        4,003,328
         33,085          VIASAT INC (b)                                             595,406        1,062,029
        244,400          VISUAL SCIENCES INC COM (b)                              3,214,024        3,780,868
                                                                            ---------------   --------------
                                                                                 54,434,314       61,749,944         20.68%
   Materials:
          7,000          ALLEGHENY TECHNOLOGIES INC                                 418,009          734,160
         24,828          CASTLE A M   CO                                            611,673          891,573
         19,550          COMMERCIAL METALS CO                                       449,482          660,204
         59,450          COMPASS MINERALS INTL INC                                1,750,880        2,060,537
         10,500          DELTIC TIMBER CORP                                         503,271          575,610
         15,000          FOUNDATION COAL HLDGS INC                                  565,634          609,600
         88,975          GLATFELTER                                               1,464,397        1,209,170
         23,015          METAL MGMT INC                                             957,132        1,014,271
         18,300          NORTHWEST PIPE CO (b)                                      371,783          650,931
         29,000          PENFORD CORP                                               616,766          791,410
         29,000          QUAKER CHEMICAL                                            663,949          684,400
         48,025          QUANEX CORP                                              2,317,196        2,338,818
         68,515          ROCKWOOD HLDGS INC (b)                                   2,154,100        2,504,223
         11,000          TEMPLE INLAND INC                                          676,555          676,830
         15,650          TEXAS INDS INC                                             870,890        1,227,117
         32,200          TITANIUM METALS CORP (b)                                   259,439        1,027,180
         95,805          UAP HLDG CORP                                            2,425,549        2,887,563
                                                                            ---------------   --------------
                                                                                 17,076,705       20,543,596          6.88%
   Utilities:
         11,900          ALLEGHENY ENERGY INC (b)                                   500,010          615,706
         12,000          ALLETE INC                                                 558,188          564,600
         19,000          CLECO CORP NEW                                             470,134          465,500
         33,900          GREAT PLAINS ENERGY INC                                    795,015          987,168
         69,637          MDU RES GROUP INC                                          815,984        1,952,621
         37,855          ONEOK INC NEW                                              702,254        1,908,271
         42,000          PETROHAWK ENERGY CORP (b)                                  473,474          666,120
         22,000          PORTLAND GEN ELEC CO                                       616,193          603,680
        192,600          SEMCO ENERGY INC (b)                                     1,103,051        1,496,502
                                                                            ---------------   --------------
                                                                                  6,034,302        9,260,168          3.10%

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

         Schedule of Investments - Clearwater Small Cap Fund (unaudited)

                                  June 30, 2007

     Face                                                                                                         Percent
    amount                                                                                         Fair             of
   or shares                          Security                                    Cost           value (a)      net assets
----------------        ---------------------------------------------        --------------   --------------   ------------
ETFs:
   Commodities:
         23,000          POWERSHARES DB MULTI SECTOR (b)                     $      601,373          607,200
                                                                             --------------   --------------
                                                                                    601,373          607,200          0.20%
Cash equivalents:
     11,493,399          SSGA MONEY MARKET FUND, Current rate 4.99%              11,493,399       11,493,399          3.85%
                                                                            ---------------   --------------    ----------
                                     Grand Total (c)                        $   249,174,425      285,254,557         95.55%
                                                                            ===============   ==============    ==========

Notes to Investments in Securities

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b)   Currently non-income producing assets.

      (c) At June 30, 2007, the cost for Federal income tax purposes was $249,174,425. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

                 Gross unrealized appreciation             $ 43,102,489
                 Gross unrealized depreciation               (7,022,358)
                                                           ------------
                            Net unrealized appreciation    $ 36,080,131
                                                           ============

      (d) Foreign security values are stated in U.S. dollars. As of June 30, 2007, the value of foreign securities represented 1.36% of net assets.

                           CLEARWATER INVESTMENT TRUST

               Schedule of Investments - Clearwater Small Cap Fund

                            June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

              Clearwater Small Cap Fund Portfolio Diversification
                        (as a percentage of net assets)


 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

Consumer Discretionary                                   11%
Consumer Staples                                          1%
Energy                                                    7%
Financials                                               15%
Healthcare                                                9%
Industrials                                              19%
Information Technology                                   21%
Materials                                                 7%
Utilities                                                 3%
Cash Equivalents & Other Assets/Liabilities               7%

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                     Maturity      Coupon                          Market            of
  or shares                      Security                       date         rate            Cost          Value (a)      net assets
-------------    ------------------------------------------  -----------  -----------   ---------------  --------------  -----------
               Closed-end funds:
       5,000     BLACKROCK INVT QUALITY MUN TR                                          $       82,906           84,150
       1,300     BLACKROCK INSD MUN 2008                                                        20,579           19,760
      29,100     BLACKROCK MUNIHOLDINGS INSD FD                                                374,221          363,459
      17,000     BLACKROCK MUNIYIELD INSD FD                                                   241,645          232,900
      10,500     BLACKROCK MUNIYIELD FLA FD INC                                                146,113          141,645
       9,900     BLACKROCK MUNIYIELD MI INSD FD                                                142,488          136,917
      12,600     BLACKROCK MUNIYIELD PA INSD                                                   187,736          179,550
     120,700     DWS MUN INCOME TR                                                           1,342,569        1,328,907
      16,600     EATON VANCE FLA MUN INCOME TR                                                 237,272          231,570
       1,100     EATON VANCE INSD MI MUN BD FD                                                  15,510           15,730
      70,000     INSURED MUN INCOME FD                                                         945,176          921,900
      40,800     INVESTMENT GRADE MUNI INC FD                                                  564,147          555,288
      70,300     MBIA CAP CLAYMORE MANAGED                                                     912,505          892,107
      23,000     NUVEEN PREM INCOME MUN FD 2                                                   329,533          319,240
      63,600     NUVEEN FLA INVT QUALITY MUN FD                                                877,351          860,508
      43,000     NUVEEN PA INVT QUALITY MUN FD                                                 599,987          577,060
     124,100     NUVEEN FLA QUALITY INCOME MUN                                               1,726,853        1,695,206
      18,000     NUVEEN PREMIER INC                                                            247,527          244,980
      19,700     PUTNAM INVT GRADE MUN TR                                                      198,147          197,197
      12,900     PUTNAM MUNICIPAL BOND FUND                                                    158,918          159,315
      18,700     PUTNAM MUN OPPORTUITIES TR                                                    225,870          221,969
     106,400     SELIGMAN SELECT MUN FD INC                                                  1,069,643        1,066,128
         200     VAN KAMPEN MERRITT OHIO                                                         3,112            3,064
      35,877     VAN KAMPEN MERRITT TR INVT                                                    539,321          543,178
       8,000     VAN KAMPEN MERRITT ADVANTAGE                                                  106,434          104,640
      34,100     VAN KAMPEN MERRITT PA                                                         489,099          484,561
                                                                                        --------------    -------------
                                                                                            11,784,662       11,580,929        3.69%
               Municipal bonds:
     950,000     ABILENE TX HLTH FACS DEV CORP               11/15/2028       5.2500    $      950,046          948,471
     500,000     AGUA CAIENTE BAND                             7/1/2008       4.6000           501,665          501,600
     200,000     ALABAMA SPL CARE FACS FING                   11/1/2019       5.0000           210,409          205,064
   1,250,000     ALABAMA ST UNIV REV                           8/1/2028       5.2500         1,302,969        1,328,363
     350,000     ALASKA INDL DEV & EXPT AUTH                  12/1/2010       5.4000           350,000          349,227
     250,000     ALASKA INDL DEV & EXPT AUTH CM               12/1/2011       5.4500           250,000          249,698
     250,000     ALASKA ST HSG FIN CORP                       12/1/2030       5.0000           260,355          256,615
     300,000     ALBANY NY INDL DEV AGY CIVIC                  5/1/2016       6.5000           300,000          255,969
     250,000     ALBANY NY INDL DEV AGY CIVIC                  4/1/2020       5.0000           255,810          252,385
     250,000     ALBEMARLE NC HOSP AUTH HEALTH                10/1/2021       5.2500           257,370          257,478
     500,000     ALEXANDRIA VA REDEV & HSG AUTH               10/1/2029       6.1250           529,033          519,725
     300,000     ALLEGHENY CNTY PA HOSP DEV                    4/1/2008       3.3000           299,012          297,813
     340,000     ALLEGHENY CNTY PA HOSP DEV                    4/1/2009       3.5000           337,161          334,897
     350,000     ALLEGHENY CNTY PA HOSP DEV                    4/1/2010       3.8750           345,300          344,771
     250,000     AMHERST NY INDL DEV AGY CIVICF                1/1/2013       4.8750           250,000          249,700
     500,000     ANDERSON IN ECONOMIC DEV REV                 10/1/2021       4.7500           495,382          483,860
     500,000     ANNAPOLIS MD ECONOMIC DEV REV                10/1/2027       5.0000           513,286          507,990
     250,000     ANNAWAN IL TAX INCREMENT REV                  1/1/2018       5.6250           250,000          246,420
     470,000     ARBOR GREENE CMNTY DEV DIST FL                5/1/2019       5.0000           479,666          484,819
     500,000     ARIZONA HEALTH FACS AUTH                     10/1/2010       4.7500           500,000          495,365
     800,000     ARIZONA HEALTH FACS AUTH REV                11/15/2009       6.5000           800,000          817,720
     800,000     ARIZONA HEALTH FACS AUTH REV                  7/1/2027       5.2500           815,481          804,080
   1,750,000     ARLINGTON TX SPL OBLIG                       8/15/2034       5.0000         1,883,461        1,812,773

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                     Maturity      Coupon                          Market            of
  or shares                      Security                       date         rate            Cost          Value (a)      net assets
-------------    ------------------------------------------  -----------  -----------   ---------------  --------------  -----------
     400,000     ASHEVILLE N C CTFS PARTN                      6/1/2018       5.1250    $      406,188          404,356
     600,000     ATLANTA GA DEV AUTH REV                       1/1/2031       5.0000           614,583          607,110
     900,000     ATLANTA GA TAX ALLOCATION                     1/1/2020       5.4000           894,039          919,638
     375,000     AUSTIN TX                                     1/1/2009       6.0000           382,288          380,618
      50,000     AUSTIN TX UTIL SYS REV                       5/15/2018       5.2500            50,113           50,054
     500,000     AUSTIN TX WTR & WASTEWATER SYS               5/15/2027       5.1250           516,833          514,205
     400,000     AVE MARIA STEWARDSHIP CMNTY                  11/1/2012       4.8000           399,540          399,324
     735,000     BADGER TOB ASSET SECURITIZATIO                6/1/2017       6.0000           765,523          790,375
     375,000     BADGER TOB ASSET SECURITIZATIO                6/1/2027       6.1250           384,367          395,614
     250,000     BAPTIST RD RRAL TRANSN AUTH CO               12/1/2017       4.8000           250,000          243,905
      50,000     BAY AREA GOVT ASSOC CA REV                  12/15/2014       6.0000            51,478           50,519
     570,000     BEDFORD PARK IL TAX INCREMENT                 1/1/2012       4.6250           567,715          562,442
     500,000     BELMONT CMNTY DEV DIST FL                    11/1/2014       5.1250           499,221          495,270
     115,000     BENTON HARBOR MI CHARTER                      5/1/2009      10.0000           115,000          113,944
     500,000     BERKELEY CNTY S C SCH DIST INS               12/1/2019       5.2500           522,407          520,980
     750,000     BERKELEY CNTY SC SCH DIST                    12/1/2020       5.0000           760,928          776,183
   1,250,000     BEXAR CNTY TX HLTH FACS DEVCP               11/15/2023       6.1000         1,305,414        1,280,025
     300,000     BEXAR CNTY TX HLTH FACS DEVCP                 7/1/2027       5.0000           310,252          296,820
     835,000     BEXAR CNTY TX HSG FIN CORP MF                 4/1/2030       9.0000           832,383          806,293
     610,000     BEXAR CNTY TX HSG FIN CORP MF                 8/1/2030       8.1250           587,741          616,222
   1,005,000     BEXAR CNTY TX HSG FIN CORP MF                 6/1/2031      10.5000         1,005,000          969,614
     505,000     BEXAR CNTY TX HSG FIN CORP MF                9/15/2021       8.7500           505,000          527,533
   1,025,000     BEXAR CNTY TX HSG FIN CORP MF                12/1/2036       9.2500           999,652        1,055,965
     250,000     BEXAR CNTY TX HSG FIN CORP                   12/1/2021       6.5000           270,233          265,390
     665,000     BEXAR CNTY TX REV                            8/15/2022       5.7500           700,802          691,221
     350,000     BIRMINGHAM BAPTIST MED CTR AL               11/15/2030       5.0000           357,983          348,310
     140,000     BIRMINGHAM SOUTHERN COLLEGE AL               12/1/2025       6.1250           142,938          141,345
     500,000     BIRMINGHAM SOUTHERN COLLEGE AL               12/1/2019       5.3500           505,706          501,965
     500,000     BISMARCK STATE COLLEGE                        4/1/2032       5.0100           509,225          501,775
     300,000     BLOUNT CNTY TN HEALTH & EDL                   4/1/2012       4.7500           299,224          298,215
     250,000     BLUE ASH OH TAX INCREMENT                    12/1/2021       5.0000           253,506          251,180
     500,000     BOONE CNTY IND REDEV DIST TAX                 8/1/2023       5.3750           506,404          526,490
     750,000     BOONE CNTY IND REDEV DIST TAX                 8/1/2028       5.0000           740,348          762,570
     150,000     BANSON COMM PK CMNTY IMPT                     6/1/2010       5.0000           148,998          148,998
     750,000     BRAZOS CNTY TX HEALTH FAC DEV                 1/1/2032       5.3750           773,141          771,743
     400,000     BRAZOS RIV TX HBR NAV DIST                   5/15/2033       4.9500           400,000          396,864
     650,000     BREMER CNTY IA RETIREMENT FAC               11/15/2030       4.5000           650,000          648,642
     550,000     BRIDGEVILLE DEL SPL OBLIG                     7/1/2035       5.1250           550,000          552,151
     250,000     BROADVIEW IL TAX INCREMENT                    7/1/2007       5.0000           250,000          250,005
     250,000     BROWNSBURG IND REV AUTH                       8/1/2024       4.6250           250,000          246,505
     250,000     BROWNSBURG IND REDEV AUTH ECON                2/1/2029       4.7000           250,000          246,158
     100,000     BROWNSVILLE TX (c)                           2/15/2011       4.8900            83,114           80,281
     165,000     BULLHEAD CITY AZ SPL ASSMT                    1/1/2010       6.1000           165,876          166,454
     400,000     BUTLER CNTY PA                               10/1/2034       4.6900           400,000          400,000
     405,000     CALIFORNIA CMNTYS HSG FIN AGY                10/1/2011       5.0000           404,338          402,914
     215,000     CALIFORNIA CMNTYS HSG FIN AGY                12/1/2011       5.0000           214,637          213,854
     170,000     CALIFORNIA CMNTYS HSG FIN AGY                 8/1/2012       4.6500           169,624          169,577
     350,000     CALIFORNIA CMNTYS HSG FIN AGY                11/1/2012       4.8500           348,626          349,097
     180,000     CALIFORNIA CNTY                               6/1/2023       5.6250           172,071          181,667
     410,000     CALIFORNIA CNTY CALIF TOB                     6/1/2019       4.7500           396,399          412,181
     200,000     CALIFORNIA CNTY CA TOB SECTZTN                6/1/2021       4.5000           197,350          195,440
     500,000     CALIFORNIA CNTY CA                            6/1/2036       5.0000           494,709          484,015

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                     Maturity      Coupon                          Market            of
  or shares                      Security                       date         rate            Cost          Value (a)      net assets
-------------    ------------------------------------------  -----------  -----------   ---------------  --------------  -----------
     500,000     CALIFORNIA HEALTH FACS FING                   4/1/2010       5.3000    $      514,006          513,545
     500,000     CALIFORNIA HEALTH FACS FING AU                3/1/2033       5.0000           507,358          502,415
     500,000     CALIFORNIA MUN FIN AUTH ED REV                6/1/2026       5.2500           508,627          511,600
      40,000     CALIFORNIA ST                                10/1/2020       5.2500            41,107           40,140
     120,000     CALIFORNIA ST DEPT WTR RES CEN               12/1/2027       5.3750           125,473          121,324
     275,000     CALIFORNIA ST DEPT WTR RES                   12/1/2022       5.0000           277,137          278,201
     750,000     CALIFORNIA STATEWIDE CMNTYS                   4/1/2037       5.1250           758,839          748,800
     750,000     CALIFORNIA STATEWIDE CMNTYS                   6/1/2017       5.4000           747,113          750,248
     200,000     CALIFORNIA STATEWIDE CMNTYS                   1/1/2012       5.6250           200,000          200,016
     750,000     CALIFORNIA STATEWIDE CMNTYS                   3/1/2035       5.0000           757,566          753,743
     500,000     CAMERON TX ED CORP REV                       8/15/2021       5.0000           495,488          511,375
      80,000     CAPE GIRARDEAU CNTY MO INDL                   6/1/2032       5.7500            83,084           83,382
     485,000     CAPITAL TR AGY FLA MULTIFAMILY                6/1/2013       4.7500           485,000          469,897
     750,000     CAPITAL TR AGY FL MULTIFAMILY                 6/1/2038       5.8750           763,747          763,493
     500,000     CAPITAL TR AGY FL REV                        10/1/2033       8.9500           500,000          602,435
   1,436,974     CARLSBAD NM INDL DEV REV                     4/15/2021       5.7500         1,482,120        1,498,836
     230,000     CARSON CITY NV HOSP REV                       9/1/2031       5.7500           240,123          239,232
     750,000     CARTHAGE MO HOSP REV                          4/1/2010       4.5000           737,637          736,965
     245,000     CATTARAUGUS CNTY NY INDL DEV                  8/1/2023       5.2500           254,308          250,270
   1,130,000     CENTRAL FALLS RI DETENTION FAC               1/15/2009       6.0000         1,130,000        1,135,978
     305,000     CENTRAL NINE IN CAREER CTR BLG               1/15/2015       5.5000           325,249          326,112
     270,000     CHARLESTON CNTY SC HOSP FACS                 10/1/2019       5.5000           278,394          272,039
     400,000     CHARTIERS VALLEY PA INDL &                   8/15/2012       5.0000           397,308          401,412
     500,000     CHATHAM CNTY GA HOSP AUTH REV                 1/1/2034       5.5000           521,553          516,960
     500,000     CHEROKEE NATION OK HLTHCARE                  12/1/2021       4.6000           500,000          486,920
     450,000     CHESTERFIELD CNTY VA INDL DEV                 7/1/2019       5.2000           411,577          460,404
     250,000     CHESTERFIELD CNTY VA INDL DEV                 6/1/2017       5.8750           256,970          265,175
     750,000     CHICAGO IL BRD ED                            12/1/2030       5.2500           780,572          767,760
      20,000     CHICAGO IL MET HSG DEV CORP                   7/1/2022       6.8500            20,643           20,477
   1,000,000     CHICAGO IL TAX INCREMENT                     12/1/2008       6.5000           991,701        1,032,860
     500,000     CITIZEN POTAWATOMI NATION OK                  9/1/2016       6.5000           500,000          525,305
     455,000     CLARK CNTY NV IMPT DIST                       2/1/2019       5.0000           457,029          453,594
     500,000     CLARK CNTY NV POLLUTN CTL REV                10/1/2011       5.3000           502,730          501,335
     500,000     CLEVELAND CUYAHOGA CNTY OH                   5/15/2023       5.2500           500,000          507,590
     150,000     CLEVELAND OH WTRWKS REV                       1/1/2023       5.0000           153,115          152,138
     400,000     COLORADO EDL & CULTURAL FACS A               11/1/2007       4.5000           400,941          400,584
     235,000     COLORADO EDL & CULTURAL FACS                 6/15/2012       4.6250           231,436          227,090
     295,000     COLORADO HEALTH FACS AUTH REV                12/1/2008       4.4000           293,798          295,867
   1,000,000     COLORADO HEALTH FACS AUTH REV                9/15/2023       5.7000         1,032,295        1,023,450
     350,000     COLORADO HEALTH FACS AUTH REV                12/1/2010       6.2500           353,256          363,902
     225,000     COLORADO HEALTH FACS AUTH REV                12/1/2010       6.2500           227,093          233,807
     600,000     COLORADO HEALTH FACS AUTH REV                9/15/2022       5.0000           593,040          597,108
     295,000     CONCORDE ESTATES CMNTY DEV DIS                5/1/2011       5.0000           293,975          294,767
     765,000     CONNECTICUT ST DEV AUTH POLLTN                9/1/2028       5.8500           803,590          792,601
   1,250,000     CONNECTICUT ST DEV AUTH POLLTN                9/1/2028       5.8500         1,324,460        1,295,100
     250,000     CONNECTICUT ST                                7/1/2025       5.0000           254,891          256,550
     400,000     CONNERTON W CMNTY DEV DIST FL                 5/1/2016       5.1250           399,262          397,448
     250,000     COOK CNTY IL SCH DIST 95                     12/1/2024       5.2500           250,651          250,768
     350,000     COOLIDGE AZ UNI SCH DIST                     10/1/2010       4.1500           348,945          345,632
     250,000     CORALVILLE IA                                 6/1/2018       5.0000           247,913          257,110
     643,000     CORTLAND IL SPL TAX REV                       3/1/2017       5.5000           637,088          644,427
     250,000     CORTLAND IL SPL SVC AREA                      3/1/2032       4.7000           250,000          240,825

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     500,000     COW CREEK BAND UMPQUA TRIBE                   5/1/2035       5.0000    $      500,000          499,740
   1,070,000     CROW FIN AUTH MINN TRIBAL PUR                10/1/2017       5.6500         1,015,813        1,096,033
     486,000     DALLAS TX HSG FIN CORP                      10/20/2032       6.7500           501,605          515,777
     750,000     DAYTON OH SPL FACS REV                        2/1/2018       5.6250           798,278          770,558
     300,000     DECATUR TX HOSP AUTH HOSP REV                 9/1/2007       4.1250           300,000          299,409
     250,000     DENHAM SPRINGS LIVN HSG & MTG                11/1/2040       5.0000           260,777          253,948
     750,000     DENVER CO CONVENTION CTR                     12/1/2026       5.1250           784,439          783,510
     500,000     DENVER COLO CONVENTION CTR                   12/1/2030       5.0000           513,216          515,590
     585,000     DETROIT CMNTY HIGH SCH MI                    11/1/2010       5.0000           585,000          573,616
     500,000     DETROIT LAKES MN HSG & HEALTH                 8/1/2034       4.2500           500,000          500,140
   1,250,000     DIRECTOR ST NV DEPT BUSINESS                11/15/2014       6.0000         1,235,297        1,257,288
     750,000     DISTRICT COLUMBIA REV                         6/1/2026       5.0000           768,783          756,960
      20,000     DOUBLE BRANCH CMNTY DEV DIST                  5/1/2008       5.1250            19,986           19,992
     500,000     DURBIN CROSSING CMNTY DEV                    11/1/2010       4.8750           499,568          494,665
     300,000     E470 PUB HWY AUTH CO REV                      9/1/2026       5.0000           304,640          303,591
     500,000     EAST BATON ROUGE LA MTG                      10/1/2023       4.4000           500,000          483,105
     300,000     EAST BATON ROUGE                             10/1/2028       4.5000           300,000          288,651
   1,000,000     EAST POINT GA                                 2/1/2026       8.0000         1,141,209        1,125,860
     800,000     EDEN PRAIRIE MN MLT FAM HSG                  2/20/2043       6.2000           874,900          863,096
     400,000     EL PASO CNTY TEX HSG FIN CORP                12/1/2015       7.0000           400,000          396,096
     400,000     EL PASO TX HEALTH FACS DEV                   8/15/2012       7.0000           400,000          425,304
     500,000     ERIE CNTY OH HOSP FACS REV                   8/15/2013       6.0000           537,899          540,100
     500,000     ERNEST N MORIAL NEW ORLEANS LA               7/15/2028       5.2500           512,798          522,600
     500,000     ESTHERVILLE IA HOSP REV                       7/1/2020       6.3000           509,499          526,945
     500,000     FARMINGTON N MEX HOSP REV                     6/1/2022       5.0000           510,963          505,245
     170,000     FARMINGTON NM POLLUTN CTL REV                 4/1/2022       5.8000           173,622          171,556
     750,000     FARMS NEW KENT VA                             3/1/2036       5.1250           750,000          750,488
     580,000     FIDDLERS CREEK CMNTY DEV DIST                 5/1/2013       5.7500           576,435          594,227
     250,000     FIDDELERS BUSINESS IMPT DIST                 12/1/2032       5.0000           256,602          250,550
       5,000     FISHAWK CMNTY DEV DIST II                    11/1/2007       5.0000             4,998            4,998
     400,000     FLAGSTAFF AZ                                  1/1/2022       5.0000           402,321          402,336
     700,000     FLORIDA ST BRD ED CAP OUTLAY                  6/1/2021       4.7500           705,193          702,226
     350,000     FLORIDA ST DIV BD FIN DEPT                    7/1/2011       5.0000           363,954          353,812
   1,325,000     FOREST CREEK CMNTY DEV DIST                   5/1/2011       4.8500         1,323,814        1,308,729
     250,000     FORT BEND CNTY TX LEVEE IMPT                  9/1/2032       5.0000           250,250          253,938
     500,000     FREEDOME WI SAN DIST                          6/1/2011       4.9000           502,220          501,990
     500,000     FULTON CNTY GA DEV AUTH                      11/1/2028       5.2500           492,082          496,095
     300,000     FULTON CNTY PA INDL DEV AUTH                  7/1/2009       5.3000           299,646          298,929
     330,000     FULTON CNTY PA INDL DEV AUTH                  7/1/2011       5.3750           329,215          329,119
     325,000     GALVESTON CNTY TX HEALTH FACS                11/1/2014       5.0000           331,767          327,610
     500,000     GARDEN GROVE CA CTFS PARTN                    8/1/2023       5.7000           513,491          501,530
     750,000     GARZA CNTY TX PUB FAC CORP                   10/1/2011       5.0000           753,511          759,833
     500,000     GARZA CNTY TX PUB FAC CORP                   10/1/2016       5.5000           513,631          526,060
     205,000     GATEWAY SVCS CMNTY DEV DIST FL                5/1/2010       5.5000           204,200          205,271
     400,000     GEISINGER AUTH PA HLTH SYS REV                5/1/2037       4.7610           400,000          399,000
     400,000     GENESEE CNTY NY INDL DEV                     12/1/2014       4.7500           400,000          394,576
      20,000     GEORGIA MUN ELEC AUTH PWR REV (c)             1/1/2012       4.7430            15,860           15,073
     280,000     GEORGIA MUN ELEC AUTH PWR REV (c)             1/1/2012       5.5570           217,168          208,113
   1,750,000     GOLDEN ST TOB SECURITIZATION                  6/1/2019       5.0000         1,817,456        1,774,728
   1,000,000     GOLDEN ST TOB SECURITIZATION (c)              6/1/2022       1.2940           824,916          865,250
     500,000     GRAVOIS BLUFFS TRANSN DEV MO                  5/1/2018       4.0000           495,642          494,860
     500,000     GREENVILLE CNTY S C SCH DIST                 12/1/2028       5.0000           519,032          515,715

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     585,000     GROVE CITY PA AREA HOSP AUTH                  7/1/2012       5.2500    $      584,338          582,584
     300,000     HARRISBURG PA AUTH UNIV REV                   9/1/2016       5.4000           300,000          301,377
     250,000     HARRISONVILLE MO ANNUAL                      11/1/2028       4.6250           241,592          236,360
   1,000,000     HARTLAND MI CONS SCH DIST                     5/1/2029       5.1250         1,023,322        1,022,770
     500,000     HAWAII ST DEPT BUDGET & FIN                 11/15/2009       6.7500           500,000          516,860
     315,000     HAYWARD CA CTFS PARTN                         8/1/2026       5.2500           322,956          318,427
     360,000     HEALTH CARE AUTH FOR BAPTIST H              11/15/2018       5.0000           372,869          365,767
   1,500,000     HENDERSON NV LOC IMPT DISTS                   9/1/2010       4.5000         1,500,000        1,494,435
     250,000     HENRICO CNTY VA ECONOMIC DEV                 10/1/2027       5.0000           255,738          249,823
     240,000     HERITAGE ISLE AT VIERA CMNTY                 11/1/2009       5.0000           239,853          239,842
     230,000     HERITAGE ISLE AT VIERA CMNTY                 11/1/2013       5.0000           229,466          227,222
   1,000,000     HIGHLANDS CNTY FL HEALTH REV                11/15/2030       5.0000         1,026,054        1,007,090
     775,000     HIGHLANDS CNTY FLA HEALTH FACS              11/15/2027       5.0000           790,530          781,557
     750,000     HIGHLANDS CNTY FL HEALTH FACS               11/15/2036       5.2500           769,045          767,520
     250,000     HIGHLANDS CNTY FL HEALTH FAC                11/15/2032       5.1250           257,976          253,518
     500,000     HILLSBOROUGH CNTY FL INDL DEV                10/1/2024       5.2500           512,824          511,050
     500,000     HIMALAYA WTR & SANTN DIST CO                 12/1/2035       5.0000           513,670          513,990
     400,000     HOUMA TERR PUB TR FINAUTH LA                 12/1/2040       5.1500           419,249          410,840
     850,000     HOUSTON TX HLTH FACS DEV CORP                2/15/2023       7.0000           850,000          929,832
     250,000     HOWARD CNTY MD RETIREMENT                     4/1/2027       5.2500           256,909          250,568
     750,000     HUNTSVILLE AL HEALTH CARE AUTH                6/1/2022       5.6250           787,195          788,835
     400,000     HUNTSVILLE REDSTONE VLG AL                    1/1/2015       5.2500           400,000          398,284
     500,000     HURON CNTY OH HOSP FACS REV                  12/1/2022       5.0000           502,309          507,405
     310,000     IDAHO HSG & FIN ASSN NON PROFI                8/1/2010       5.7500           310,000          309,420
     245,000     IDAHO HSG & FIN ASSN                          8/1/2017       6.2500           245,000          245,289
     120,000     IDAHO HEALTH FACS AUTH HOSP                   8/1/2009       5.7500           120,558          121,025
     110,000     IDAHO HEALTH FACS AUTH HOSP                   8/1/2010       6.0000           110,580          112,099
     170,000     ILLINOIS DEV FIN AUTH POLLUTN                 2/1/2024       5.7000           174,424          172,052
     730,000     ILLINOIS DEV FIN AUTH POLLUTN                 3/1/2014       5.5000           738,658          732,314
     250,000     ILLINOIS DEV FIN AUTH REV                     7/1/2008       5.8000           252,500          253,688
     600,000     ILLINOIS DEV FIN AUTH REV                     7/1/2009       5.9000           606,005          610,332
   3,010,000     ILLINOIS DEV FIN AUTH REV                     7/1/2019       6.0500         3,090,477        3,059,304
     250,000     ILLINOIS DEV FIN AUTH REV                    5/15/2021       5.5000           260,100          255,065
     675,000     ILLINOIS FIN AUTH REV                         2/1/2037       5.2500           683,806          685,645
     500,000     ILLINOIS FIN AUTH REV                        2/15/2038       5.8750           506,285          521,775
     500,000     ILLINOIS FIN AUTH REV                        2/15/2038       5.4000           500,000          500,245
     500,000     ILLINOIS FIN AUTH REV                       11/15/2016       5.0000           515,079          504,255
     500,000     ILLINOIS FN AUTH REV                        11/15/2026       5.2500           515,385          502,730
     650,000     ILLINOIS FIN AUTH REV                        5/15/2015       5.2500           660,445          655,090
     250,000     ILLINOIS FIN AUTH REV                        5/15/2038       5.7500           257,455          256,133
     500,000     ILLINOIS FIN AUTH REV                        5/15/2012       5.1000           497,857          498,970
     750,000     ILLINOIS FIN AUTH REV                       11/15/2035       5.0000           750,000          749,063
     250,000     ILLINOIS FIN AUTH REV                        12/1/2021       5.0000           256,981          255,360
     150,000     ILLINOIS FIN AUTH REV                        12/1/2036       5.0000           152,127          150,947
     500,000     ILLINOIS FIN                                 3/15/2027       5.0000           524,274          513,715
     375,000     ILLINOIS FIN AUTH REV                         4/1/2026       5.0000           382,113          378,679
     610,000     ILLINOIS FIN AUTH REV                        8/15/2026       6.0000           625,928          639,195
     600,000     ILLINOIS FIN AUTH REV                        5/15/2012       5.2500           603,792          605,172
   2,400,000     ILLINOIS HEALTH FACS AUTH REV               11/15/2019       7.0000         2,519,557        2,503,032
   1,000,000     ILLINOIS HEALTH FACS AUTH REV               11/15/2019       7.0000         1,049,602        1,042,930
   1,095,000     ILLINOIS HEALTH FACS AUTH REV                5/15/2032       5.5000         1,124,188        1,124,806
   1,750,000     ILLINOIS HEALTH FACS AUTH REV                8/15/2033       5.1000         1,820,151        1,789,883

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     750,000     ILLINOIS EDL FACS AUTH                        7/1/2038       5.1250    $      765,854          763,913
     375,000     ILLINOIS FIN AUTH SPORTS FAC                 12/1/2035       7.0000           369,280          392,201
     500,000     ILLINOIS FIN AUTH ED REV                      9/1/2027       5.0000           509,543          502,740
     250,000     ILLINOIS ST SALES TAX REV                    6/15/2009       5.0000           253,358          250,218
     250,000     INDIANA HEALTH & EDL FAC FING                2/15/2040       5.2500           255,781          254,935
     750,000     INDIANA HEALTH & EDL FAC                      3/1/2022       5.5000           762,869          767,160
     250,000     INDIANA HEALTH & EDL FAC FING               11/15/2025       5.2500           255,529          256,370
     350,000     INDIANA HLTH FAC HOSP REV                    2/15/2018       5.2500           359,126          354,729
     300,000     INDIANA HLTH FAC HOSP REV                     1/1/2023       6.0000           306,555          300,315
     620,000     INDIANA HLTH FAC FING AUTH REV               8/15/2009       4.7500           598,676          619,411
     190,000     INDIANA HLTH FAC FING AUTH REV               8/15/2018       5.0000           170,109          187,201
     185,000     INDIANA ST DEV FIN AUTH POLLUT                3/1/2030       5.0000           186,002          185,111
     250,000     INDUSTRY CA URBAN DEV AGY                     5/1/2021       4.7500           254,878          254,395
     300,000     INTERCOMMUNITY HOSP AUTH CA CT               11/1/2019       5.2500           312,121          306,045
     200,000     INTERLOCKEN MT CIST CO                      12/15/2019       5.7500           216,407          208,812
   1,000,000     INTERMEIDIATE SCH DIST 287 MN                 1/1/2028       5.4600         1,022,212        1,029,350
   2,500,000     INTERMEDIATE SCH DIST 287 MN                 11/1/2032       5.2950         2,547,543        2,529,200
     230,000     IOWA FIN AUTH SR HSG REV                     11/1/2011       5.0000           230,000          229,170
     400,000     IOWA FIN AUTH SR HSG REV                     12/1/2014       5.0000           396,786          393,948
     200,000     IOWA FIN AUTH RETIREMENT CMNTY              11/15/2009       4.2500           198,884          195,770
     200,000     IOWA FIN AUTH RETIREMENT CMNTY              11/15/2011       4.7500           198,053          195,702
     500,000     IOWA FIN AUTH SR LIVING FAC                 11/15/2027       5.5000           512,309          508,270
     500,000     JACKSONVILLE FL                               3/1/2047       4.5500           500,000          460,185
     250,000     JEFFERSON PARISH LA FIN AUTH                  6/1/2033       5.0000           264,000          258,730
   1,750,000     JEFFERSON PARISH LA FIN AUTH R                6/1/2038       5.0000         1,852,606        1,807,750
     250,000     JOHNSON CITY TN HEALTH & EDL                 2/15/2009       4.5000           249,027          249,253
     290,000     JOPLIN MO INDL DEV AUTH HEALTH               2/15/2008       4.0000           291,168          289,730
     700,000     JOPLIN MO INDL DEV AUTH                      5/15/2017       5.5000           710,598          713,307
     300,000     JUBAN PARK CMNTY DEV DIST LA                 10/1/2014       5.1500           300,000          298,203
   1,000,000     KENT HOSP FIN AUTH MICH REV                   7/1/2035       6.0000         1,065,778        1,081,740
     700,000     KENTWOOD MI ECONOMIC DEV                    11/15/2026       5.2500           710,730          698,691
     250,000     KENTWOOD MI ECONOMIC DEV                    11/15/2036       5.3750           261,878          252,183
   2,000,000     KERRVILLE TEX HEALTH FACS                    8/15/2035       5.4500         2,017,640        2,017,020
     605,000     KERSHAW CNTY SC PUB SCHS                     12/1/2025       5.0000           618,463          624,947
   1,510,000     KING CNTY WA                                  1/1/2030       5.0000         1,519,320        1,526,278
     500,000     KNOX CNTY TN HEALTH EDL & HSG                 4/1/2027       5.2500           517,336          509,325
     400,000     KRONENWETTER WI                               3/1/2017       5.0000           404,897          403,296
     500,000     KRONENWETTER WI REDEV AUTH                    6/1/2008       4.8000           502,429          502,340
   1,100,000     LAFAYETTE LA PUB TR FING AUTH                 1/1/2041       5.3500         1,145,815        1,151,678
     565,000     LAKE ASHTON II CMNTY DEV DIST                11/1/2010       4.8750           565,818          558,971
     500,000     LAKELAND FL HOSP SYS REV                    11/15/2032       5.0000           513,313          497,480
     250,000     LANCASTER CNTY PA HOSP AUTH                  11/1/2026       5.0000           261,956          252,025
     400,000     LANGSTON OK ECONOMIC DEV AUTH                 5/1/2026       5.2500           414,552          413,980
     250,000     LEBANON CNTY PA HEALTH FACS                 12/15/2008       4.0000           250,000          247,883
     250,000     LEE CNTY FL INDL DEV AUTH                   11/15/2029       5.0000           256,452          245,853
     750,000     LEE CNTY FL INDL DEV AUTH REV                6/15/2027       5.2500           755,138          741,300
     350,000     LEE CNTY FL WTR & SWR REV                    10/1/2027       5.0000           354,087          360,196
     250,000     LEHIGH CNTY PA GEN PURP AUTH                 8/15/2042       5.0110           250,000          245,250
     300,000     LEWIS CNTY WA PUB HOSP DIST                  12/1/2011       6.0000           301,851          300,408
      45,000     LEWISVILLE TX INDPT SCH DIST                 8/15/2025       5.0000            45,988           45,956
     500,000     LOMBARD IL PUB FACS CORP  REV                 1/1/2015       6.3750           500,000          512,835
     300,000     LOMBARD ILL PUB FACS CORP                     1/1/2025       5.5000           319,665          317,529

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     550,000     LOMBARD IL PUB FACS CORP                      1/1/2030       5.5000    $      581,008          580,949
     100,000     LOS ANGELES CA CMNTY REDEV AGY                7/1/2007       4.8750           100,000          100,006
     500,000     LOS ANGELES CA HSG AUTH                       6/1/2029       5.0000           519,814          512,765
     400,000     LOUDOUN CNTY VA DEV INDL AUTH                 8/1/2028       5.0000           400,000          403,024
     400,000     LOUISIANA HSG FIN AGY SINGLE                  6/1/2038       5.8500           435,151          430,472
     250,000     LOUISIANA HSG FIN AGY SINGLE                 10/1/2022       4.8000           250,000          252,648
   1,750,000     LOUISIANA HSG FIN AGY                        12/1/2038       5.7000         1,863,750        1,878,678
     495,000     LOUISIANA LOC GOVT ENVIR FACS                6/20/2028       8.0000           495,000          495,005
     270,000     LOUISIANA PUB FACS AUTH REV                  5/15/2027       5.5000           273,405          278,867
     500,000     LOUISIANA PUB FACS AUTH REV                  2/15/2036       4.6910           500,000          499,750
     100,000     LOUISIANA PUB FACS AUTH REV                   2/1/2028       5.0000           102,534          101,669
     400,000     LOUISIANA PUB FACS AUTH REV                  12/1/2015       6.5000           412,474          402,180
     750,000     LOUISVILLE   JEFFERSON CNTY KY               10/1/2036       5.2500           790,331          764,535
     325,000     LUBBOCK TX HLTH FACS DEV CORP                 7/1/2019       5.2500           329,949          331,071
     250,000     LUBBOCK TX HLTH FACS DEV CORP                 7/1/2023       5.0000           252,121          251,835
     100,000     LUBBOCK TX HLTH FACS DEV CORP                1/20/2010       5.0000           100,000          100,375
     175,000     LUBBOCK TX HLTH FACS DEV CORP                3/20/2012       5.0000           175,000          177,182
     350,000     LUCAS CNTY OH HEALTH CARE FAC                8/15/2015       6.3750           340,505          369,243
     500,000     LYNN MA WTR & SWR COMN GEN REV               12/1/2032       5.0000           505,722          513,790
     750,000     LYONS CO REV                                11/30/2016       4.7500           758,759          747,158
     250,000     MADEIRA CMNTY DEV DIST FL                    11/1/2014       5.2500           249,384          247,050
     485,000     MADISON CNTY FL REV                           7/1/2025       6.0000           477,129          497,911
     250,000     MAGNOLIA CREEK CMNTY DEV DIST                 5/1/2014       5.6000           250,000          250,485
   1,000,000     MALTA ILL TAX INCREMENT REV                 12/30/2025       5.7500         1,000,000        1,000,230
     250,000     MANCHESTER NH HSG & REDEV                     1/1/2015       6.7500           266,557          265,425
     500,000     MANCHESTER N H HSG & REDEV (c)                1/1/2020       5.2480           257,457          274,940
     500,000     MANITOWOC WI ELEC REV                        10/1/2034       5.2500           514,628          510,935
     500,000     MAPLE GROVE MN HEALTH CARE REV                9/1/2029       5.0000           505,854          502,800
     110,000     MARICOPA CNTY AZ HOSP REV                     1/1/2008       7.6250           111,099          112,101
     500,000     MARICOPA CNTY AZ HLTH FACS REV                7/1/2032       5.2500           525,773          513,110
     250,000     MARICOPA CNTY AZ INDL DEV                     1/1/2027       6.6250           267,046          266,535
     100,000     MARION CNTY IN CNVTN & RECTL                  6/1/2027       5.0000           102,051          101,256
     250,000     MARYLAND ST ECONOMIC DEV CORP                12/1/2011       4.7500           248,025          249,990
     750,000     MARYLAND ST HEALTH & HIGHER                   1/1/2013       4.7500           750,000          740,363
     250,000     MARYLAND ST HEALTH & HIGHER                   1/1/2017       5.0000           250,349          250,358
     250,000     MARYLAND ST HEALTH & HIGHER ED                1/1/2027       4.6250           250,000          249,680
     500,000     MASHANTUCKET WSTRN PEQUOT                     9/1/2036       5.5000           509,549          517,615
     500,000     MASSACHUSETTS ST                              5/1/2037       4.5610           500,000          499,750
     500,000     MASSACHUSETTSC ST DEV FIN AGY                10/1/2017       5.0000           510,028          502,555
   1,500,000     MASSACHUSETTS ST COLLEGE BLDG                 5/1/2039       5.3750         1,570,622        1,546,845
     450,000     MASSACHUSETTS ST HLTH EDL FACS                7/1/2028       5.0000           464,319          454,181
     350,000     MASSACHUSETTS ST HLTH EDL FACS              11/15/2009       5.1250           353,446          354,746
     750,000     MASSACHUSETTS ST HEALTH & EDL                 7/1/2016       5.5000           765,830          757,635
     500,000     MASSACHUSETTS ST HEALTH AUTH                  7/1/2018       5.0000           518,892          520,365
     750,000     MASSACHUSETTS ST INDL FIN AGY                10/1/2023       5.0000           770,705          762,900
     750,000     MASSACHUSETTS ST INDL FIN AGY                2/15/2028       4.7500           755,478          752,520
     500,000     MASSACHUSETTS ST TPK AUTH MET                 1/1/2017       5.1250           510,212          508,945
     100,000     MASSACHUSETTS ST TPK AUTH MET                 1/1/2027       5.0000           101,850          100,981
     225,000     MASSACHUSETTS ST TPK AUTH MET                 1/1/2029       5.2500           231,999          228,609
     265,000     MATAGORDA CNTY TX NAV DIST 1                  6/1/2026       5.2500           271,367          271,808
      45,000     MATAGORDA CNTY TX NAV DIST 1                  6/1/2026       5.2500            46,357           46,303
   1,000,000     MATTESON IL TAX INCREMENT REV                12/1/2009       4.2500         1,000,000          997,470

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
   1,750,000     MC ALESTER OKLA PUB WKS AUTH (c)              2/1/2030       5.4800    $      515,111          505,208
     200,000     MEAD VLG NE TAX INCREMENT REV                 7/1/2012       5.1250           200,000          198,738
     175,000     MECKLENBURG CNTY NC INDL FACS                12/1/2009       5.2500           176,641          175,131
     500,000     MESQUITE TX HEALTH FACS DEV                  2/15/2015       5.0000           503,116          503,915
     855,000     MET GOVT NASHVILLE DAVIDSON TN (b)           6/20/2036      10.0000           855,000          670,705
   1,850,000     MET GOVT NASHVILLE DAVIDSON TN              12/20/2040       7.5000         1,850,000        1,849,649
   1,075,000     MET GOVT NASHVILLE DAVIDSON TN (b)          12/20/2020       8.0000         1,075,000        1,066,680
     500,000     METRO GOVT NSHVILLE TN WTR SWR                1/1/2018       5.0000           515,412          507,440
     300,000     METROPOLITAN PIER & EXPO IL                  6/15/2012       5.2500           307,679          300,246
     850,000     METRO TRANSN AUTH NY SVC CONTR                7/1/2030       5.0000           882,226          871,344
     500,000     MIAMI BEACH FL HLTH FACS HOSP               11/15/2028       5.3750           505,979          502,495
     500,000     MIAMI CNTY OH HOSP FACS REV                  5/15/2018       5.2500           512,676          519,560
     250,000     MIAMI DADE CNTY FL SPL OBLIG                 10/1/2037       5.0000           257,113          252,768
     500,000     MIAMI DADE CNTY FL EXPWY                      7/1/2029       5.1250           521,702          517,035
     500,000     MI PUB EDL FACS AUTH REV                      9/1/2019       5.5000           499,530          505,160
     300,000     MICHIGAN PUB EDL FACS AUTH                    9/1/2022       5.0000           300,000          297,930
     175,000     MICHIGAN ST HOSP FIN AUTH REV                 6/1/2028       5.0000           178,415          176,482
     220,000     MICHIGAN ST HOSP FIN AUTH REV               11/15/2009       4.0000           217,199          217,463
   1,000,000     MICHIGAN ST STRATEGIC FD                      9/1/2029       5.4500         1,060,890        1,046,310
     250,000     MICHIGAN ST UNIV REVS                        2/15/2037       4.6210           250,000          249,875
     500,000     MILLSBORO DE SPL OBLG                         7/1/2036       5.4500           500,000          495,320
     750,000     MILWAUKEE WI REDEV AUTH REV                   8/1/2015       5.1250           749,937          752,828
     645,000     MINNESOTA ST HIGHER ED FACS                  10/1/2016       4.4930           650,993          643,897
   1,000,000     MISSISSIPPI DEV BK SPL                       10/1/2013       5.0000         1,029,669        1,015,320
     675,000     MISSISSIPPI HOSP EQUIP & FACS                8/15/2029       5.0000           681,497          674,514
     500,000     MISSOURI ST HLTH & EDL FAC AUT                2/1/2018       4.8750           513,676          502,645
     500,000     MISSOURI ST HLTH & EDL FAC AUT                2/1/2027       4.8750    $      506,683          491,920
     980,000     MISSOURI ST HLTH & EDL FAC AUT                2/1/2022       5.1250         1,014,871          997,669
     375,000     MISSOURI ST HLTH & EDL FAC REV               5/15/2025       5.1250           390,748          383,760
     750,000     MISSOURI ST DEV FIN BRD FACS                  4/1/2015       6.0000           750,000          776,618
     250,000     MISSOURI ST DEV FIN BRD FACS                  4/1/2025       5.1250           253,525          253,528
     500,000     MISSOURI ST DEV FIN BRD FACS                  4/1/2028       4.7500           483,930          485,190
     500,000     MONROE CNTY GA POLLUTN CTL REV                7/1/2036       4.9000           510,907          504,285
     390,000     MONROE MCKEEN PLAZA HSG DEV LA                2/1/2012       6.8000           392,162          390,437
     500,000     MONROEVILLE AL WTRWKS BRD                     1/1/2020       5.1250           514,426          508,910
     565,000     MONTGOMERY AL SPL CARE FACS                   9/1/2022       5.3750           595,947          577,311
     250,000     MONTGOMERY AL EDL BLDG AUTH                  10/1/2032       5.2500           262,692          258,780
     250,000     MONTGOMERY AL MED CLNIC BRD                   3/1/2031       5.2500           256,988          250,930
     650,000     MONTGOMERY CNTY PA INDL DEV RE                2/1/2014       5.3750           645,556          659,614
     375,000     MONTGOMERY CNTY PA INDL DEV RE                2/1/2028       6.1250           369,605          393,150
     200,000     MONTGOMERY CNTY TX MUN UTIL                   3/1/2017       4.9000           200,854          200,176
     250,000     MONTGOMERY IL SPL ASSMT                       3/1/2030       4.7000           250,248          245,233
     800,000     MOUNT CARBON MET DIST CO REV (e)              6/1/2043       7.0000           800,000          800,000
     200,000     MOUNT CARBON MET DIST CO REV (e)              6/1/2043       1.0000                 -                -
     200,000     MOUNT DORA FLA HEALTH FACS                   8/15/2007       3.7500           199,939          199,634
     300,000     MOUNT DORA FL HEALTH FACS AUTH               8/15/2008       4.2500           298,369          297,273
     260,000     MOUNTAIN REGL WTR SPL SVC DIST               12/1/2008       6.2500           259,229          261,173
     500,000     MULESHOE TX INDPT SCH DIST (b)               2/15/2031       5.0000           504,921          500,465
     215,000     NEW YORK CNTYS TOB TR IV                      6/1/2021       4.2500           212,760          211,728
     140,000     NEW HAMPSHIRE HEALTH & ED                     7/1/2011       5.0000           140,853          140,225
     480,000     NEW HAMPSHIRE HEALTH & ED                     7/1/2016       5.0000           477,914          476,736
     250,000     NEW JERSEY HEALTH CARE FACS                   2/1/2021       5.0000           259,629          257,395

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     500,000     NEW JERSEY HEALTH CARE FACS FI              11/15/2033       4.7910    $      500,000          495,125
     300,000     NEW JERSEY ECONOMIC DEV AUTH                  1/1/2015       5.0000           296,303          298,701
     250,000     NEW MEXICO HSG AUTH REGION                    7/1/2017       6.0000           250,000          277,263
      50,000     NEW MEXICO MTG FIN AUTH                       1/1/2026       6.9500            52,682           50,677
     250,000     NEW MEXICO ST HOSP EQUIP LN                   7/1/2025       5.2500           260,697          261,548
     250,000     NEW MEXICO ST HOSP EQUIP LN                  8/15/2017       5.0000           249,006          246,088
     500,000     NEW RIVER CNMTY DEV DIST FL CP                5/1/2013       5.0000           498,273          493,625
      30,000     NEW YORK N Y                                 3/15/2029       5.0000            30,888           30,894
     365,000     NEW YORK N Y                                 3/15/2029       5.0000           375,807          371,336
     750,000     NEW YORK ST MED CARE FACS FIN                11/1/2020       5.3750           768,313          755,603
     215,000     NEW YORK ST MTG AGY REV                       4/1/2011       5.5500           221,733          219,156
     560,000     NORMAN OKLA REGL HOSP AUTH REV                9/1/2016       5.6250           595,614          567,280
     500,000     NORMAN OKLA REGL HOSP AUTH REV                9/1/2024       5.5000           509,983          520,975
     150,000     NORTH CAROLINA MED CARE HLTH                 10/1/2028       5.0000           153,583          152,843
   1,300,000     NORTH CAROLINA MED CARE HLTH                 10/1/2035       4.7500         1,300,000        1,296,113
     500,000     NORTH CAROLINA MED CARE COMMN                10/1/2034       5.8000           543,073          524,155
     250,000     NORTH CAROLINA MED CARE COMMN                2/15/2019       5.5000           257,266          255,495
     375,000     NORTH CAROLINA MED CARE                       7/1/2027       5.0000           389,036          373,823
     250,000     NORTH CAROLINA                                1/1/2032       5.2500           248,618          245,970
     420,000     NORTH CAROLINA MUN PWR AGY                    1/1/2017       5.1250           435,883          427,514
     535,000     NORTH CENT TX HLTH FAC DEV                  11/15/2010       7.0000           561,788          565,436
     500,000     NORTH HARRIS CNTY TX REGL WTR               12/15/2032       5.0000           516,646          511,390
     350,000     NORTH RANGE MET DIST NO 1 CO                12/15/2024       5.0000           364,157          356,066
     500,000     NORTHEAST NEB SOLID WASTE COAL               5/15/2023       4.9000           502,245          500,320
     500,000     NORTHERN CA GAS AUTH NO 1                     7/1/2027       4.7110           500,000          499,000
   1,000,000     NORTHRN CA PWR AGY PUB PWR REV                7/1/2009       5.0000         1,005,093        1,000,670
     500,000     NORTHERN MARIANA ISLANDS                     10/1/2022       5.0000           504,704          499,170
     250,000     OAKLAND CA UNI SCH DIST                       8/1/2024       5.0000           260,009          259,675
     100,000     OAKRIDGE COMMUNITY DEVELOPMENT                5/1/2018       5.2500           103,202          103,095
     565,000     OHIO ST AIR QUALITY DEV AUTH                  1/1/2024       5.4500           578,452          565,661
   1,100,000     OKLAHOMA CNTY OK FIN AUTH REV               11/15/2040       5.0000         1,100,000        1,090,221
   1,000,000     OKLAHOMA DEV FIN AUTH REV                    2/15/2032       5.0000         1,021,378        1,011,760
     130,000     OKLAHOMA DEV FIN AUTH REV                    2/15/2029       6.0000           136,450          134,737
     500,000     OKLAHOMA DEV FIN AUTH HOSP                   12/1/2023       5.1250           496,361          508,530
     560,000     ORANGE CNTY FL HLTH FACS AUTH                 7/1/2009       4.6250           560,000          558,146
     500,000     ORANGE CNTY FL HLTH FACS AUTH               11/15/2039       5.1250           514,840          503,515
     640,000     OREGON ST HEALTH HSG EDL AUTH               11/15/2026       8.0000           667,883          644,755
      40,000     OREGON ST HSG & CMNTY SVCS DEP                7/1/2022       5.7000            40,584           40,260
     495,000     ORLEANS PARISH LA SCH BRD (c)                 2/1/2015       5.5260           323,086          326,987
     675,000     PALM BEACH FL HEALTH FACS                   11/15/2029       5.1250           684,191          679,118
     450,000     PALM BEACH CNTY FL HLTH FACS                 10/1/2011       5.5000           454,275          454,433
     225,000     PALO ALTO CNTY IA HOSP REV                    8/1/2024       5.2500           228,328          227,484
     510,000     PANTHER TRACE II FL CMNTY DEV                11/1/2010       5.0000           512,290          506,491
     400,000     PAOLI IN BLDG CORP                           1/15/2032       5.0000           406,034          402,860
     680,000     PARKLANDS LEE CMNTY DEV DIST                  5/1/2011       5.1250           679,382          680,442
     250,000     PENNSYLVANIA INTRGVRNMNTL COOP               6/15/2021       5.0000           257,553          254,785
     600,000     PENNSYLVANIA ST HIGHER EDL                   1/15/2022       6.0000           621,380          640,794
     295,000     PENNSYLVANIA ST HIGHER EDL                   1/15/2031       6.0000           309,114          314,957
     500,000     PENNSYLVANIA ST HIGHER EDL FAC               12/1/2018       5.0000           515,587          517,295
     500,000     PENNSYLVANIA ST HIGHER EDL                   3/15/2030       5.7500           516,272          518,395
     500,000     PENNSYLVANIA ST HIGHER EDL FAC                7/1/2039       4.6410           500,000          499,750
     500,000     PENNSYLVANIA ST HIGHER EDL FAC                4/1/2015       5.3750           513,762          510,080

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
      75,000     PENNSYLVANIA ST HIGHER EDL FAC              11/15/2016       5.8750    $       79,981           76,597
     325,000     PENNSYLVANIA ST HIGHER EDL FAC              11/15/2016       5.8750           336,124          331,949
     235,000     PENNSYLVANIA ST HIGHER EDL FAC              11/15/2021       5.8750           254,794          240,024
     165,000     PHILADELPHIA PA HOSP & HIGH ED              11/15/2027       5.5000           167,685          166,130
     500,000     PHILADELPHIA PA HOSP & HIGH ED               6/15/2019       5.6250           518,646          512,625
     250,000     PHILADELPHIA PA HOSPS & HIGHER              11/15/2023       6.6250           254,224          250,835
     250,000     PHOENIX AZ STR & HWY USER REV                 7/1/2011       6.2500           256,283          250,418
     850,000     PIMA CNTY AZ INDL DEV AUTH ED                 2/1/2015       7.2500           849,104          853,868
     265,000     PIMA CNTY AZ INDL DEV AUTH                    8/1/2012       6.2500           265,000          268,024
     425,000     PIMA CNTY AZ INDL                             2/1/2015       6.6250           425,000          429,250
     150,000     PIMA CNTY AZ INDL DEV AUTH ED                 7/1/2012       5.0000           149,665          151,487
     200,000     PIMA CNTY AZ INDL DEV                       12/15/2016       5.2500           197,787          202,642
     150,000     PIMA CNTY AZ INDL DEV AUTH                    7/1/2023       5.7000           154,664          156,998
     465,000     PIMA CNTY AZ INDL DEV AUTH                    6/1/2016       6.0000           465,000          474,137
     400,000     PIMA CNTY AZ INDL DEV AUTH                   12/1/2017       5.3500           400,000          392,320
     500,000     PIMA CNTY AZ INDL DEV AUTH                    7/1/2014       4.6500           498,511          494,645
     250,000     PIMA CNTY AZ INDL DEV AUTH                    6/1/2022       5.0000           254,877          251,253
     500,000     PIMA CNTY AZ INDL DEV AUTH ED                 7/1/2022       5.3750           506,410          506,410
     500,000     PINAL CNTY ARIZ CTFS PARTN                   12/1/2026       5.0000           504,979          505,850
     500,000     PINAL CNTY AZ INDL DEV AUTH                  10/1/2020       5.2500           526,830          519,650
     520,000     PINGREE GROVE VILLAGE IL                      3/1/2015       5.2500           515,734          531,320
     225,000     PITT CNTY NC REV                             12/1/2010       5.3750           234,820          234,500
     750,000     PLEASANTS CNTY WV POLL CTL                    5/1/2015       6.1500           793,028          771,053
   2,000,000     PORT EVERGLADES AUTH FL IMPT                  9/1/2016       5.0000         2,017,138        2,004,320
     650,000     PORTLAND ME HSG DEV CORP                      8/1/2015       4.8750           650,000          641,518
     250,000     PORTLAND ME HSG DEV CORP                      8/1/2021       5.7000           250,000          259,348
     500,000     POTTER CNTY PA HOSP AUTH REV                  8/1/2024       6.0500           520,131          508,180
     250,000     PRIVATE COLLEGES&UNIVS AUTH GA               10/1/2014       5.2500           258,323          255,465
     250,000     PROVO UT CHARTER SCH REV                     6/15/2037       5.5000           250,000          244,078
     450,000     PUERTO RICO COMWLTH HWY                       7/1/2045       4.5210           450,000          449,325
     500,000     PUERTO RICO COMWLTH INFRSTRCTR               10/1/2032       5.5000           538,200          527,280
     500,000     PUERTO RICO ELEC                              7/1/2025       4.6710           500,000          497,500
     750,000     QUAIL CREEK CMNTY FACS DIST                  7/15/2016       5.1500           750,000          761,415
     400,000     RENO NV HOSP REV                              6/1/2032       5.2500           415,966          411,196
     750,000     RENO SPARKS INDIAN COLONY NV                  6/1/2021       5.0000           768,518          773,940
      45,000     REUNION EAST CMNTY DEV DIST                  11/1/2007       5.9000            44,985           45,108
     250,000     RHODE ISLAND ST HLTH & ED BLDG               5/15/2026       5.2500           256,136          254,500
     500,000     RICHARDSON TX HOSP AUTH REV                  12/1/2028       5.6250           516,294          509,945
     350,000     RIVERSIDE MO INDL DEV AUTH                    5/1/2027       4.5000           347,822          329,378
     250,000     RIVERWOOD ESTATES CMNTY DEV                   5/1/2013       5.0000           250,000          247,963
   1,000,000     ROCKPORT IN POLLUTION CTL REV                 6/1/2025       4.6250         1,000,621          984,400
     500,000     SACRAMENTO CNTY CA CTFS PARTN                10/1/2027       4.7500           500,498          500,335
     250,000     SACRAMENTO CNTY CA SANTN DIST                12/1/2035       3.9960           250,000          249,125
     350,000     SACRAMENTO CNTY CA WTR FINGAU                 6/1/2039       4.5610           350,000          348,775
     250,000     SAGINAW MI HOSP FIN AUTH REV                  7/1/2030       6.5000           267,063          267,063
   1,250,000     ST JOHN BAPTIST PARISH LA REV                 6/1/2037       5.1250         1,250,000        1,261,475
     250,000     ST JOHNS CNTY FL INDL DEV                    10/1/2017       5.0000           250,000          249,385
     400,000     ST JOSEPH CNTY IND ECONOMIC                  5/15/2014       5.7500           410,223          414,032
     500,000     ST JOSHEP CNTY IN HOSP AUTH                  2/15/2028       5.2500           512,581          503,560
   1,000,000     ST JOSEPH CNTY IND EDL FACS                   3/1/2021       5.2500         1,028,344        1,008,570
   1,000,000     ST JOSEPH MO INDL DEV AUTH TAX               11/1/2019       5.1000           986,441          997,120
     500,000     ST JOSEPH MO INDL DEV AUTH TAX               11/1/2023       5.3750           495,932          503,575

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     250,000     ST LOUIS CNTY MO INDL DEV AUTH              11/15/2022       5.0000    $      254,104          248,000
     800,000     ST LOUIS CNTY MO HSG AUTH (b)                11/1/2014       8.5000           800,000          287,320
     250,000     ST LOUIS CNTY MO INDL DEV                     9/1/2021       5.3750           255,570          255,570
     485,000     ST LOUIS MO INDL DEV AUTH TAX                 5/1/2026       5.1250           482,028          481,780
     525,000     ST PAUL MN HSG & REDEV HOSP                 11/15/2014       5.2500           537,848          544,619
     150,000     SALEM OR HOSP FAC AUTH                       8/15/2027       5.0000           155,749          151,085
   1,750,000     SAN BERNARDINO CNTY CA CTFS                   8/1/2028       5.0000         1,800,476        1,769,723
     200,000     SAN DIEGO CA PUB FACS FING                   5/15/2025       5.0000           202,310          200,154
     600,000     SAN JOAQUIN HILLS CA TRNS TOLL               1/15/2030       5.2500           610,328          610,122
     250,000     SANTA CLARA CA REDEV TAX ALLOC                6/1/2015       5.0000           252,407          251,343
     500,000     SARASOTA CNTY FL HEALTH FACS                  1/1/2027       5.5000           509,555          510,805
     250,000     SARASOTA NATL CMNTY DEV DIS FL                5/1/2039       5.3000           248,132          240,870
     225,000     SAYRE PA HLTH CARE FACS AUTH                 12/1/2031       5.8750           237,622          238,608
   1,000,000     SCAGO EDL                                    12/1/2021       5.0000         1,053,695        1,031,430
   1,000,000     SCAGO EDL FACS CORP                          12/1/2026       5.0000         1,053,695        1,027,570
     250,000     SENECA NATION INDIANS CAP                    12/1/2023       5.0000           248,602          248,275
     255,000     SHELBY CNTY IN JAIL BLDG CORP                7/15/2007       5.3000           255,141          255,161
     625,000     SHELBY CNTY TN HLTH EDL & HSG (b)             1/1/2029       5.5500           556,863          246,550
     150,000     SHELBY CNTY TN HLTH EDL & HSG (b)             1/1/2019       5.3500           134,966           61,184
     500,000     SHELBY CNTY TN HLTH EDL & HSG                 9/1/2011       4.9000           500,000          498,980
     750,000     SHELBY CNTY TN HLTH EDL & HSG                 9/1/2016       5.2500           744,590          747,788
     500,000     SHELBY CNTY TN HLTH EDL & HSG                 9/1/2026       5.6250           496,209          508,120
     250,000     SKAGIT CNTY WA                               12/1/2008       4.6500           251,181          250,890
   1,000,000     SKOWHEGAN ME POLLUTN                         11/1/2013       5.9000         1,000,000        1,001,640
     500,000     SOUTH CAROLINA JOBS ECONOMIC                 11/1/2030       5.0000           518,117          514,545
     695,000     SOUTH CAROLINA JOBS ECONOMIC                 11/1/2010       4.6500           695,000          691,991
     750,000     SOUTH CAROLINA JOBS ECONOMIC                  5/1/2011       5.0000           750,000          750,833
     500,000     SOUTH CAROLINA JOBS ECON DEV                  4/1/2024       5.0000           514,374          502,070
   1,000,000     SOUTH COAST CONSERVANCY DIST                  1/1/2028       5.2500           993,715        1,054,710
     925,000     SOUTH DAKTA ST HEATH & EDL FAC                7/1/2024       3.8700           925,000          925,000
     250,000     SOUTH DAKOTA ST HEALTH & EDL                 11/1/2034       5.2500           259,832          257,575
     170,000     SOUTH LAKE CNTY HOSP DIST FL                 10/1/2022       6.0000           177,856          176,324
     165,000     SOUTH LAKE CNTY HOSP DIST FLA                10/1/2008       4.2500           164,900          164,800
     640,000     SOUTH LAKE CNTY HOSP FL                      10/1/2013       5.5000           640,028          670,067
     300,000     SOUTHERN MN MUN PWR AGY SUPPLY                1/1/2013       4.8400           300,000          299,247
     165,000     SOUTHWESTERN ILL DEV AUTH REV                 4/1/2010       6.0000           163,174          162,746
     250,000     SOUTHWESTERN IL DEV AUTH REV                 8/15/2015       5.3750           258,881          255,503
   1,500,000     SOUTHWESTERN IL DEV AUTH REV                 8/15/2029       5.6250         1,541,466        1,534,695
     250,000     SOUTHWESTERN IL DEV AUTH REV                 11/1/2026       5.6250           248,158          251,875
     310,000     STERLING HILL CMNTY DEV DIST                 11/1/2010       5.5000           309,069          310,310
     300,000     STERLING HILL CMNTY DEV DIST                  5/1/2011       5.1000           300,000          298,896
     500,000     SULLIVAN CNTY TN HEALTH EDL                   9/1/2036       5.2500           516,867          508,520
     135,000     SUMMIT ACADEMY NORTH MI PUB                   7/1/2009       6.2500           136,278          140,230
     445,000     SUMMIT ACADEMY NORTH MI PUB                  11/1/2011       4.7500           445,154          438,467
     177,000     SUNDANCE CMNTY FACS DIST AZ                   7/1/2008       5.0000           177,000          177,473
     500,000     TANGIPAH0A PARISH LA HOSP SVC                 2/1/2015       5.3750           524,207          523,520
     750,000     TARRANT CNTY TX HEALTH FACS                  12/1/2027       5.0000           763,380          775,530
   1,000,000     TARRANT CNTY TX CULTURAL ED                 11/15/2026       6.0000         1,038,328        1,064,820
     750,000     TARRANT CNTY TX CLUTURAL ED                 11/15/2036       6.0000           773,276          795,060
     465,000     TARRANT CNTY TX HSG FIN CORP (b)              6/1/2031      10.5000           465,000            4,864
     250,000     TEXAS MUN GAS CORP                          12/15/2026       4.6910           250,000          249,500
     250,000     TEXAS MUN GAS ACQUISITION                   12/15/2026       5.0380           250,000          249,988

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------
     135,000     TEXAS ST AFFORDABLE HSG CORP                 10/1/2008       4.1000    $      135,000          134,658
     500,000     TEXAS ST PUB FIN AUTH CHARTER                 9/1/2018       5.5000           500,000          496,050
     800,000     TEXAS STUDENT HSG AUTH REV (b)                1/1/2014      11.0000           800,000           20,000
   1,500,000     TISONS LANDING CMNTY DEV DIST                11/1/2011       5.0000         1,499,099        1,491,360
     475,000     TOB SECURITIZATION AUTH NORTH                 6/1/2023       4.7500           462,066          466,189
     250,000     TOBACCO SETTLEMENT FING CORP                  6/1/2011       5.0000           250,000          250,330
   1,025,000     TOBACCO SETTLEMENT REV MGMT                  5/15/2022       6.0000         1,058,977        1,086,213
     300,000     TOBACCO SETTLEMENT FING CO NJ                 6/1/2015       5.0000           310,478          307,380
   1,000,000     TOBACCO SETTLEMENT FING CORP                  6/1/2041       5.0000           997,512          946,190
     635,000     TODD CREEK FARMS MET DIST NO 1               12/1/2009       4.7500           631,415          631,895
     840,000     TRAVIS CNTY TX HSG FIN CORP (b)               6/1/2035       9.2500           840,000          473,449
   2,000,000     TRAVIS CNTY TX HEALTH FACS DEV              11/15/2035       4.7500         2,000,000        1,994,400
     500,000     TWIN VALLEY PUB PWR RV                       9/15/2022       5.2500           510,436          500,525
     855,000     TYLER TX HEALTH FACS DEV CORP                11/1/2027       5.3750           897,097          884,959
     200,000     UNIVERSITY CITY MO INDL DEV AU              12/20/2030       6.0000           211,286          201,048
     671,000     UTAH ASSOCIATED MUNI POWER SYS                5/1/2022       4.7500           671,000          649,776
   1,250,000     VERANO CTR CMNTY DEV DIST FL                 11/1/2012       5.0000         1,250,000        1,236,950
     300,000     VERRADO CMNTY FACS DIST NO 1                 7/15/2013       6.0000           300,000          317,316
     300,000     VIGO CNTY IN HOSP AUTH REV                    9/1/2027       5.5000           296,736          300,438
   2,000,000     VIRGINIA ST HSG DEV AUTH                      7/1/2036       5.3750         2,095,247        2,057,220
     250,000     VISTANCIA CMNTY FACS DIST AZ                 7/15/2008       4.1500           250,000          250,068
     350,000     WASHINGTON CNTY IA HOSP REV                   7/1/2017       5.2500           349,719          353,374
     750,000     WASHINGTON CNTY OK MED AUTH                  11/1/2010       5.5000           764,552          758,355
   1,000,000     WASHINGTON CNTY PA AUTH REV                  12/1/2029       6.1500         1,062,411        1,075,700
     500,000     WASHINGTON ST                                 7/1/2022       5.0000           516,080          513,305
   1,150,000     WASHINGTON ST HSG FIN COMMN                   1/1/2017       5.2500         1,145,657        1,155,980
     650,000     WASHINGTON ST HSG FIN COMMN                   1/1/2013       5.1000           650,000          648,460
     500,000     WATERS EDGE CMNTY DEV DIST                   11/1/2012       5.0000           500,232          494,780
     605,000     WATSON RD CMNTY FACS DIST AZ                  7/1/2008       4.6000           605,566          601,654
     750,000     WEATHERFORD HOSP AUTH OK REV                  5/1/2016       6.0000           768,338          788,063
     125,000     WELD CNTY CO CTFS PARTN                     12/15/2019       5.1250           127,805          128,099
     250,000     WEST VLGS IMPT DIST FLA REV                   5/1/2037       5.5000           250,000          244,743
   1,000,000     WESTERN GENERATION AGY OR                     1/1/2021       5.0000         1,011,468          988,880
     200,000     WESTPARK CMNTY FACS DIST AZ                  7/15/2016       4.9000           200,000          199,028
     500,000     WHITEHOUSE TX INDPT SCH DIST    ( c )        2/15/2025       4.6500           222,444          205,365
      60,000     WHITMORE LAKE MI PUB SCH DIST                 5/1/2028       5.0000            62,336           61,627
     255,000     WILL CNTY IL SPL ED JT                        1/1/2021       5.5000           265,965          270,820
     500,000     WINKLER COUNTY TX                            2/15/2031       5.2500           516,790          520,555
     460,000     WISCONSIN HEALTH & EDL FACS                  8/15/2016       4.6000           458,623          455,147
   1,000,000     WISCONSIN HEALTH & EDL FACS                  12/1/2034       4.7500         1,000,000        1,000,840
     450,000     WISCONSIN ST HEALTH & EDL FACS                7/1/2017       6.0000           463,640          473,310
     350,000     WISCONSIN ST HEALTH & EDL FACS                7/1/2021       6.0000           360,108          366,695
     250,000     WISCONSIN ST HEALTH & EDL FACS               10/1/2013       4.5000           248,647          250,323
     500,000     WI ST HEALTH EDL FACS                         6/1/2028       5.7000           520,466          511,115
     235,000     WISCONSIN ST HEALTH & EDL FACS              11/15/2023       6.0000           251,472          250,555
     250,000     WISCONSIN ST HEALTH & EDL                   11/15/2032       6.0000           269,179          267,433
     350,000     WISCONSIN ST HEALTH & EDL FACS               5/15/2029       5.1250           361,691          352,212
     250,000     WISCONSIN ST HEALTH & EDL FACS                7/1/2026       5.0000           259,473          251,350
     250,000     WISCONSIN ST HEALTH & EDL FACS                3/1/2015       4.6500           250,000          247,808
      90,000     WISCONSIN ST HEALTH & EDL FACS                9/1/2007       3.7500            90,000           89,952
     400,000     WISCONSIN ST HEALTH & EDL FACS                9/1/2015       5.0000           400,000          401,228
     250,000     WISCONSIN ST HEALTH & EDL FACS               2/15/2034       5.3750           255,796          257,728

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

      Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

                                 June 30, 2007

    Face                                                                                                                   Percent
   Amount                                                    Maturity       Coupon                           Market           of
  or shares                      Security                      date          rate            Cost           Value (a)     net assets
-------------    -----------------------------------------  -----------  -----------    --------------   --------------  -----------

   1,150,000     WOODHILL PUB FAC CORP TEX                    12/1/2015       7.2500    $    1,135,689        1,131,129
     250,000     YORK CNTY PA INDL DEV AUTH REV               10/1/2019       6.4500           250,000          250,538
     250,000     YUBA CTY CL REDEV AGY TAX ALLO                9/1/2027       5.1250           255,449          257,173
     400,000     ZEPHYR RIDGE CMNTY DEV DIST FL                5/1/2013       5.2500           400,882          396,504
                                                                                        --------------    -------------
                                                                                           306,735,700      303,375,375       96.58%
                                                                                        --------------    -------------

                Cash Equivalents:
   7,186,311     SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 5.202%                      7,186,311        7,186,311        2.29%
                                                                                        --------------    -------------   ---------

                 Grand total (d)                                                        $  325,706,673      322,142,615      102.56%
                                                                                        ==============    =============   =========

Notes to investments in securities:

      (a)   Securities are valued in accordance with procedures described in note 2 to the financial statements.

      (b) Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

      (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

      (d) At June 30, 2007, the cost for Federal income tax purposes was $325,706,673. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

              Gross unrealized appreciation                        $ 1,895,825
              Gross unrealized depreciation                         (5,459,882)
                                                                   -----------
                 Net unrealized depreciation                       $(3,564,058)
                                                                   ===========

      (e) This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

            Geographical Diversification                         Percent
            -------------------------------------------------------------

             Illinois                                               9.89%
             Texas                                                  9.76
             Florida                                                9.24
             California                                             5.72
             Pennsylvania                                           3.85
             Lousiana                                               3.82
             Arizona                                                3.63
             Indiana                                                3.27
             Missouri                                               3.07
             Wisconsin                                              2.80
             Colorado                                               2.68
             Other                                                 42.27
                                                            ------------
                                                                  100.00%
                                                            ------------

                                                                     (Continued)

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST
            Schedule of Investments - Clearwater Tax-Exempt Bond Fund
                            June 30, 2007 (unaudited)

--------------------------------------------------------------------------------

           Clearwater Tax-Exempt Bond Fund Portfolio Diversification
                        (as a percentage of net assets)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED METERIAL.]

Cash                                                                          1%
Escrow Bonds                                                                  4%
General Obligation                                                            2%
Insured Bonds                                                                17%
Insured General Obligation Bonds                                              2%
Multi-Family Housing Bonds                                                   18%
Industrial Revenue Bonds                                                      5%
Public Housing Bonds                                                          1%
Education Bonds                                                               8%
Single Family Housing Bonds                                                   3%
Hospital Bonds                                                               19%
Public Utility Bonds                                                          2%
Other                                                                        18%

--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                                   FORM N-CSR

Item 2   Code of Ethics (annual report only)

Item 3   Audit Committee Financial Expert (annual report only)

Item 4 Principal Accountant Fees and Services (annual report only) (accrual basis)

Item 5   Audit Committee of Listed Registrants (annual report only)

Item 6   Schedule of Investments (annual and semi-annual report)

      See Item 1.

Item 7 Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 8   Portfolio Managers of Closed-End Management Investment Companies

      Not applicable (the Trust is an open-end Management Investment Company)

Item 9 Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable (the Trust is an open-end Management Investment Company)

Item 10  Submission of Matters to a Vote of Security Holders

      There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11  Controls and Procedures

      a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

      b) There have been no significant changes in the Trust's internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12  Exhibits

      a) The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.

      b) No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Clearwater Investment Trust
             ---------------------------


             /s/George H. Weyerhaeuser, Jr.
             ------------------------------

             George H. Weyerhaeuser, Jr.
             Chairman

Date:        August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


             /s/George H. Weyerhaeuser, Jr.
             ------------------------------

             George H. Weyerhaeuser, Jr.
             Chairman

Date:        August 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


             /s/George H. Weyerhaeuser, Jr.
             ------------------------------

             George H. Weyerhaeuser, Jr.
             Treasurer

Date:        August 31, 2007